UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Fidelity® Institutional Money Market Funds

Semiannual Report September 30, 2005

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	3
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	6
Treasury Portfolio	12
Government Portfolio	18
Prime Money Market Portfolio	25
Money Market Portfolio	35
Tax Exempt Portfolio	45
Notes to Financial Statements	69
Board Approval of Investment Advisory Contracts and Management Fees	78

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable
$1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa
tion regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2005 to
	April 1, 2005	September 30, 2005	September 30, 2005
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,014.10	$1.01
HypotheticalA	$ 1,000.00	$ 1,024.07	$1.01
Class II
Actual	$ 1,000.00	$ 1,013.30	$1.77
HypotheticalA	$ 1,000.00	$ 1,023.31	$1.78
Class III
Actual	$ 1,000.00	$ 1,012.80	$2.27
HypotheticalA	$ 1,000.00	$ 1,022.81	$2.28
Select Class
Actual	$ 1,000.00	$ 1,013.80	$1.26
HypotheticalA	$ 1,000.00	$ 1,023.82	$1.27
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,015.10	$1.01
HypotheticalA	$ 1,000.00	$ 1,024.07	$1.01
Class II
Actual	$ 1,000.00	$ 1,014.30	$1.77
HypotheticalA	$ 1,000.00	$ 1,023.31	$1.78
Class III
Actual	$ 1,000.00	$ 1,013.80	$2.27
HypotheticalA	$ 1,000.00	$ 1,022.81	$2.28
Select Class
Actual	$ 1,000.00	$ 1,014.80	$1.26
HypotheticalA	$ 1,000.00	$ 1,023.82	$1.27

3 Semiannual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2005 to
	April 1, 2005	September 30, 2005	September 30, 2005
Government Portfolio
Class I
Actual	$1,000.00	$ 1,015.40	$1.01
HypotheticalA	$1,000.00	$ 1,024.07	$1.01
Class II
Actual	$1,000.00	$ 1,014.60	$1.77
HypotheticalA	$1,000.00	$ 1,023.31	$1.78
Class III
Actual	$1,000.00	$ 1,014.10	$2.27
HypotheticalA	$1,000.00	$ 1,022.81	$2.28
Select Class
Actual	$1,000.00	$ 1,015.10	$1.26
HypotheticalA	$1,000.00	$ 1,023.82	$1.27
Prime Money Market Portfolio
Class I
Actual	$1,000.00	$ 1,015.60	$1.01
HypotheticalA	$1,000.00	$ 1,024.07	$1.01
Class II
Actual	$1,000.00	$ 1,014.80	$1.77
HypotheticalA	$1,000.00	$ 1,023.31	$1.78
Class III
Actual	$1,000.00	$ 1,014.30	$2.27
HypotheticalA	$1,000.00	$ 1,022.81	$2.28
Select Class
Actual	$1,000.00	$ 1,015.40	$1.26
HypotheticalA	$1,000.00	$ 1,023.82	$1.27
Money Market Portfolio
Class I
Actual	$1,000.00	$ 1,015.70	$.91
HypotheticalA	$1,000.00	$ 1,024.17	$.91
Class II
Actual	$1,000.00	$ 1,014.90	$1.67
HypotheticalA	$1,000.00	$ 1,023.41	$1.67
Class III
Actual	$1,000.00	$ 1,014.40	$2.17
HypotheticalA	$1,000.00	$ 1,022.91	$2.18
Select Class
Actual	$1,000.00	$ 1,015.40	$1.16
HypotheticalA	$1,000.00	$ 1,023.92	$1.17
Tax Exempt Portfolio
Class I
Actual	$1,000.00	$ 1,011.80	$1.01
HypotheticalA	$1,000.00	$ 1,024.07	$1.01
Class II
Actual	$1,000.00	$ 1,011.00	$1.76
HypotheticalA	$1,000.00	$ 1,023.31	$1.78
Class III
Actual	$1,000.00	$ 1,010.50	$2.27
HypotheticalA	$1,000.00	$ 1,022.81	$2.28
Select Class
Actual	$1,000.00	$ 1,011.50	$1.26
HypotheticalA	$1,000.00	$ 1,023.82	$1.27

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Semiannual Report

4

Annualized
Expense Ratio
Treasury Only Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Treasury Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Government Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Prime Money Market Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Money Market Portfolio
Class I	18%
Class II	33%
Class III	43%
Select Class	23%
Tax Exempt Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%

5 Semiannual Report

Treasury Only Portfolio Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	9/30/05	3/31/05	9/30/04
0- 30	9.2	38.9	44.2
31-90	83.4	52.2	32.9
91-180	7.4	8.9	20.2
181-397	0.0	0.0	2.7
Weighted Average Maturity
	9/30/05	3/31/05	9/30/04
Treasury Only Portfolio	50 Days	45 Days	55 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	43 Days

* Source: iMoneyNet, Inc.

Semiannual Report 6

Treasury Only Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations 99.9%

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
U.S. Treasury Bills – 74.1%
10/13/05	3.17%	$12,497	$12,484
10/13/05	3.18	55,000	54,942
10/27/05	3.37	27,500	27,434
11/3/05	3.41	35,000	34,891
11/10/05	3.49	85,000	84,673
11/17/05	3.10	20,000	19,920
11/17/05	3.26	66,000	65,720
11/17/05	3.46	8,716	8,677
11/17/05	3.50	65,000	64,706
11/17/05	3.51	40,000	39,819
11/25/05	3.51	153,000	152,188
12/1/05	3.52	65,000	64,616
12/1/05	3.53	25,000	24,852
12/1/05	3.54	35,000	34,792
1/5/06	3.49	38,000	37,650
3/9/06	3.63	30,000	29,528
3/9/06	3.64	10,000	9,842
			766,734
U.S. Treasury Notes – 25.8%
10/31/05	3.24	6,059	6,051
10/31/05	3.40	74,000	73,892
10/31/05	3.47	97,000	96,853
11/15/05	3.50	90,000	90,239
			267,035

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,033,769)			1,033,769

NET OTHER ASSETS 0.1%			1,436
NET ASSETS 100%			$1,035,205

Income Tax Information

At March 31, 2005, the fund had a capital loss carryforward of approximately $373,000 of which $47,000, $142,000 and $184,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		September 30, 2005
		(Unaudited)
Assets
Investment in securities, at value
(cost $1,033,769) — See
accompanying schedule		$1,033,769
Interest receivable		3,156
Prepaid expenses		1
Receivable from investment adviser
for expense reductions		39
Total assets		1,036,965

Liabilities
Distributions payable $	1,479
Accrued management fee	184
Distribution fees payable	46
Other affiliated payables	29
Other payables and accrued ex-
penses	22
Total liabilities		1,760

Net Assets		$1,035,205
Net Assets consist of:
Paid in capital		$1,035,496
Distributions in excess of net invest-
ment income		(6)
Accumulated undistributed net real-
ized gain (loss) on investments		(285)
Net Assets		$1,035,205
Calculation of Maximum Offering
Price
Class I:
Net Asset Value, offering price
and redemption price
per share ($757,459 ÷
757,446 shares)		$1.00
Class II:
Net Asset Value, offering price
and redemption price
per share ($112,392 ÷
112,418 shares)		$1.00
Class III:
Net Asset Value, offering price
and redemption price
per share ($145,488 ÷
145,478 shares)		$1.00
Select Class:
Net Asset Value, offering price
and redemption price per share
($19,866 ÷ 19,871 shares)		$1.00

Statement of Operations
Amounts in thousands	Six months ended September 30, 2005
		(Unaudited)
Investment Income
Interest		$16,918

Expenses
Management fee	$1,126
Transfer agent fees	100
Distribution fees	296
Accounting fees and expenses	67
Independent trustees’ compensation	3
Custodian fees and expenses	10
Registration fees	32
Audit	20
Legal	1
Miscellaneous	7
Total expenses before reductions	1,662
Expense reductions	(237)	1,425

Net investment income		15,493

Net realized gain (loss) on invest-
ment securities		(20)
Net increase in net assets resulting
from operations		$15,473

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	8

Statement of Changes in Net Assets
				Six months ended			Year ended
				September 30, 2005			March 31,
Amounts in thousands					(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$	15,493	$	15,996
Net realized gain (loss)					(20)		(242)
Net increase in net assets resulting from operations					15,473		15,754
Distributions to shareholders from net investment income					(15,493)		(16,000)
Distributions to shareholders from net realized gain					—		(110)
Total distributions					(15,493)		(16,110)
Share transactions — net increase (decrease)					(68,604)		(128,690)
Total increase (decrease) in net assets					(68,624)		(129,046)

Net Assets
Beginning of period					1,103,829		1,232,875
End of period (including distributions in excess of net investment income of $6 and distributions in excess of net
investment income of $6, respectively)					$1,035,205		$1,103,829

Financial Highlights Class I
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002		2001
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations
Net investment income	014	.014	.009	.015	.031		.059
Net realized and unrealized gain (loss)E	—	—	—	—	—		—
Total from investment operations	014	.014	.009	.015	.031		.059
Distributions from net investment income	(.014)	(.014)	(.009)	(.015)	(.031)		(.059)
Distributions from net realized gain	—	—E	—	—	—		—
Total distributions	(.014)	(.014)	(.009)	(.015)	(.031)		(.059)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total ReturnB,C	1.41%	1.45%	.89%	1.50%	3.14%		6.03%
Ratios to Average Net AssetsD
Expenses before expense reductions	24%A	.24%	.24%	.24%	.24%		.25%
Expenses net of voluntary waivers, if any	20%A	.20%	.20%	.20%	.20%		.20%
Expenses net of all reductions	20%A	.20%	.20%	.20%	.20%		.20%
Net investment income	2.80%A	1.43%	.89%	1.48%	3.00%		5.87%
Supplemental Data
Net assets, end of period (in millions)	$757	$835	$982	$1,175	$1,199		$1,054

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Highlights Class II
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$ 1.00	$1.00	$1.00	$ 1.00
Income from Investment Operations
Net investment income	013	.013	.007	.013	.029	.057
Net realized and unrealized gain (loss)E	—	—	—	—	—	—
Total from investment operations	013	.013	.007	.013	.029	.057
Distributions from net investment income	(.013)	(.013)	(.007)	(.013)	(.029)	(.057)
Distributions from net realized gain	—	—E	—	—	—	—
Total distributions	(.013)	(.013)	(.007)	(.013)	(.029)	(.057)
Net asset value, end of period	$1.00	$1.00	$ 1.00	$1.00	$1.00	$ 1.00
Total ReturnB,C	1.33%	1.30%	.74%	1.34%	2.98%	5.88%
Ratios to Average Net AssetsD
Expenses before expense reductions	39%A	.39%	.39%	.39%	.39%	.40%
Expenses net of voluntary waivers, if any	35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%A	.35%	.35%	.35%	.35%	.35%
Net investment income	2.65%A	1.28%	.74%	1.33%	2.82%	5.72%
Supplemental Data
Net assets, end of period (in millions)	$112	$121	$ 119	$225	$187	$ 120

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.001 per share.

Financial Highlights Class III
	Six months ended
	September 30, 2005			Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$ 1.00	$1.00	$1.00	$ 1.00
Income from Investment Operations
Net investment income	013	.012	.006	.012	.028	.056
Net realized and unrealized gain (loss)E	—	—	—	—	—	—
Total from investment operations	013	.012	.006	.012	.028	.056
Distributions from net investment income	(.013)	(.012)	(.006)	(.012)	(.028)	(.056)
Distributions from net realized gain	—	—E	—	—	—	—
Total distributions	(.013)	(.012)	(.006)	(.012)	(.028)	(.056)
Net asset value, end of period	$1.00	$1.00	$ 1.00	$1.00	$1.00	$ 1.00
Total ReturnB,C	1.28%	1.20%	.64%	1.25%	2.88%	5.77%
Ratios to Average Net AssetsD
Expenses before expense reductions	49%A	.49%	.49%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%A	.45%	.45%	.45%	.45%	.45%
Net investment income	2.55%A	1.18%	.64%	1.23%	2.72%	5.62%
Supplemental Data
Net assets, end of period (in millions)	$145	$135	$ 126	$134	$234	$ 180

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	10

Financial Highlights Select Class
	Six months ended
	September 30, 2005		Years ended March 31,
	(Unaudited)	2005	2004	2003	2002D
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	014.014		.008	.014	.004
Net realized and unrealized gain (loss)F	—	—	—	—	—
Total from investment operations	014.014		.008	.014	.004
Distributions from net investment income	(.014)	(.014)	(.008)	(.014)	(.004)
Distributions from net realized gain	—	—F	—	—	—
Total distributions	(.014)	(.014)	(.008)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.38%	1.40%	.84%	1.45%	.36%
Ratios to Average Net AssetsE
Expenses before expense reductions	28%A	.29%	.28%	.29%	.28%A
Expenses net of voluntary waivers, if any	25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%A	.25%	.25%	.25%	.25%A
Net investment income	2.75%A	1.38%	.84%	1.43%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,866	$ 11,661	$ 6,090	$ 14,598	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Treasury Portfolio Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	9/30/05	3/31/05	9/30/04
0 - 30	96.1	88.8	69.0
31 - 90	0.0	7.8	20.3
91 - 180	3.9	3.4	7.2
181 - 397	0.0	0.0	3.5
Weighted Average Maturity
	9/30/05	3/31/05	9/30/04
Treasury Portfolio	9 Days	12 Days	27 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	43 Days

*Source: iMoneyNet, Inc.

Semiannual Report 12

Treasury Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

U.S. Treasury Obligations 3.9%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
U.S. Treasury Bills – 3.9%
3/9/06	3.58%	$ 245,000	$ 241,196
3/9/06	3.64	95,000	93,502
TOTAL U.S. TREASURY OBLIGATIONS			334,698

Repurchase Agreements 96.3%
		Maturity
		Amount (000s)
In a joint trading account
(Collateralized by U.S. Treasury
Obligations) dated 9/30/05 due
10/3/05 At:
3.27% (a)		$ 325,088	325,000
3.27% (a)		383,794	383,689
3.29% (a)		6,947,233	6,945,327
With UBS Warburg LLC At:
3.67%, dated 9/21/05 due
10/5/05 (Collateralized by U.S.
Treasury Obligations valued at
$417,751,175, 3.63% 4%,
9/30/07 – 4/15/28)		405,578	405,000
3.68%, dated 9/21/05 due
10/5/05 (Collateralized by U.S.
Treasury Obligations valued at
$206,503,609, 3.63% 4%,
9/30/07 – 4/15/28)		200,286	200,000
TOTAL REPURCHASE AGREEMENTS			8,259,016

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $8,593,714)			8,593,714

NET OTHER ASSETS (0.2)%			(16,769)
NET ASSETS 100%			$ 8,576,945

Legend

(a) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$325,000,000 due 10/3/05 at 3.27%
Barclays Capital Inc.	60,000
BNP Paribas Securities Corp.	105,000
Morgan Stanley & Co. Incorporated.	160,000
$325,000

$383,689,000 due 10/3/05 at 3.27%
Banc of America Securities LLC.	$53,523
Barclays Capital Inc.	124,173
BNP Paribas Securities Corp.	141,299
State Street Bank and Trust Company	64,694
$383,689

Repurchase Agreement/	Value
Counterparty	(000s)
$6,945,327,000 due 10/3/05 at 3.29%
ABN AMRO Bank, N.V. - New York Branch	$398,087
Barclays Capital Inc.	517,513
Bear Stearns & Co. Inc.	1,472,921
BNP Paribas Securities Corp.	796,174
Credit Suisse First Boston LLC	597,130
Deutsche Bank Securities Inc.	318,469
Merrill Lynch Government Securities, Inc.	398,087
Morgan Stanley & Co. Incorporated.	1,451,729
UBS Securities LLC	995,217
$6,945,327

Income Tax Information

At March 31, 2005, the fund had a capital loss carryforward of approximately $482,000 of which $32,000, $191,000 and $259,000 will expire on March 31, 2010, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		September 30, 2005
		(Unaudited)
Assets
Investment in securities, at value
(including repurchase agreements
of $8,259,016) (cost $8,593,714)
— See accompanying schedule		$8,593,714
Receivable for fund shares sold		105
Interest receivable		1,317
Prepaid expenses		5
Receivable from investment adviser
for expense reductions		250
Total assets		8,595,391

Liabilities
Payable for fund shares redeemed $	178
Distributions payable	15,858
Accrued management fee	1,459
Distribution fees payable	705
Other affiliated payables	206
Other payables and accrued
expenses	40
Total liabilities		18,446

Net Assets		$8,576,945
Net Assets consist of:
Paid in capital		$8,577,562
Undistributed net investment income		65
Accumulated undistributed net real-
ized gain (loss) on investments		(682)
Net Assets		$8,576,945
Calculation of Maximum Offering
Price
Class I:
Net Asset Value, offering price
and redemption price
per share ($4,641,688 ÷
4,641,389 shares)		$1.00
Class II:
Net Asset Value, offering price
and redemption price
per share ($153,018 ÷
152,904 shares)		$1.00
Class III:
Net Asset Value, offering
price and redemption price
per share ($3,527,130 ÷
3,527,700 shares)		$1.00
Select Class:
Net Asset Value, offering price
and redemption price per share
($255,109 ÷ 255,114 shares) .		$1.00

Statement of Operations
Amounts in thousands	Six months ended September 30, 2005
		(Unaudited)
Investment Income
Interest		$130,770

Expenses
Management fee	$8,155
Transfer agent fees	658
Distribution fees	4,153
Accounting fees and expenses	357
Independent trustees’ compensation	18
Custodian fees and expenses	3
Registration fees	56
Audit	39
Legal	10
Miscellaneous	46
Total expenses before reductions	13,495
Expense reductions	(1,158)	12,337

Net investment income		118,433

Net realized gain (loss) on invest-
ment securities		(26)
Net increase in net assets resulting
from operations		$118,407

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	14

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
Amounts in thousands					(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$	118,433	$116,441
Net realized gain (loss)					(26)	(433)
Net increase in net assets resulting from operations					118,407	116,008
Distributions to shareholders from net investment income					(118,418)	(116,452)
Share transactions - net increase (decrease)					(472,827)	18,644
Total increase (decrease) in net assets					(472,838)	18,200

Net Assets
Beginning of period					9,049,783	9,031,583
End of period (including undistributed net investment income of $65 and undistributed net investment income of
$50, respectively)					$8,576,945	$9,049,783

Financial Highlights Class I
	Six months ended
	September 30, 2005			Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$ 1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	015	.015	.009	.015	.030	.061
Distributions from net investment income	(.015)	(.015)	(.009)	(.015)	(.030)	(.061)
Net asset value, end of period	$1.00	$1.00	$ 1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.51%	1.50%	.91%	1.47%	3.00%	6.22%
Ratios to Average Net AssetsD
Expenses before expense reductions	23%A	.23%	.23%	.23%	.23%	.24%
Expenses net of voluntary waivers, if any	20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	20%A	.20%	.20%	.20%	.20%	.20%
Net investment income	3.00%A	1.48%	.90%	1.46%	2.93%	6.03%
Supplemental Data
Net assets, end of period (in millions)	$4,642	$5,348	$ 4,567	$5,082	$4,400	$5,152

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class II
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	014	.013	.008	.013	.028	.059
Distributions from net investment income	(.014)	(.013)	(.008)	(.013)	(.028)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.43%	1.35%	.76%	1.32%	2.85%	6.07%
Ratios to Average Net AssetsD
Expenses before expense reductions	38%A	.38%	.38%	.38%	.38%	.39%
Expenses net of voluntary waivers, if any	35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%A	.35%	.35%	.35%	.35%	.35%
Net investment income	2.85%A	1.33%	.75%	1.31%	2.73%	5.90%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 180	$ 231	$ 274	$ 370	$ 319

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
	Six months ended
	September 30, 2005			Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	014	.012	.007	.012	.027	.058
Distributions from net investment income	(.014)	(.012)	(.007)	(.012)	(.027)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.38%	1.25%	.66%	1.22%	2.74%	5.96%
Ratios to Average Net AssetsD
Expenses before expense reductions	48%A	.48%	.48%	.48%	.48%	.49%
Expenses net of voluntary waivers, if any	45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%A	.45%	.45%	.45%	.45%	.45%
Net investment income	2.75%A	1.23%	.65%	1.21%	2.65%	5.79%
Supplemental Data
Net assets, end of period (in millions)	$ 3,527	$ 3,439	$ 4,132	$ 3,938	$ 4,520	$ 3,776

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	16

Financial Highlights Select Class
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002D
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015.014		.009	.014	.003
Distributions from net investment income	(.015)	(.014)	(.009)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.48%	1.45%	.86%	1.42%	.34%
Ratios to Average Net AssetsE
Expenses before expense reductions	28%A	.29%	.28%	.28%	.27%A
Expenses net of voluntary waivers, if any	25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%A	.25%	.25%	.25%	.25%A
Net investment income	2.95%A	1.43%	.85%	1.40%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,109	$ 82,134	$ 101,421	$ 2,223	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Government Portfolio Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	9/30/05	3/31/05	9/30/04
0 - 30	67.2	66.0	66.9
31 - 90	27.2	20.1	17.7
91 - 180	3.4	12.9	13.0
181 - 397	2.2	1.0	2.4
Weighted Average Maturity
	9/30/05	3/31/05	9/30/04
Government Portfolio	33 Days	36 Days	40 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	43 Days

*Source: iMoneyNet, Inc.

Semiannual Report 18

Government Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Federal Agencies 22.3%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Fannie Mae – 13.4%
Agency Coupons – 11.9%
10/3/05	3.39% (a)	$75,000	$75,000
11/22/05	3.72 (a)	150,000	149,940
12/19/05	3.77 (a)	25,000	24,996
12/21/05	3.80 (a)	250,000	249,830
12/22/05	3.79 (a)	405,000	404,693
			904,459

Discount Notes 1.5%
3/1/06	3.73	69,240	68,177
3/1/06	3.74	19,078	18,784
7/28/06	3.86	25,855	25,051
			112,012

			1,016,471
Federal Home Loan Bank 4.8%
Agency Coupons – 4.8%
11/2/05	3.59 (a)	62,000	61,964
11/10/05	3.65 (a)	80,000	79,969
12/13/05	3.73 (a)	225,000	224,875
			366,808

Freddie Mac 4.1%
Discount Notes 4.1%
2/28/06	3.72	101,550	100,006
3/7/06	3.78	69,000	67,884
7/25/06	4.01	72,100	69,810
9/27/06	4.26	75,000	71,928
			309,628

TOTAL FEDERAL AGENCIES			1,692,907

Repurchase Agreements 77.7%

	Maturity	Value (Note 1)
	Amount (000s)	(000s)

In a joint trading account
(Collateralized by U.S. Government
Obligations) dated 9/30/05 due
10/3/05 At:
3.9% (b)	$ 331,963	331,855
3.91% (b)	4,458,584	4,457,134
With:
CS First Boston Corp. At 3.7%, dated
9/7/05 due 11/30/05
(Collateralized by Mortgage Loan
Obligations valued at
$229,501,492, 4% 7%, 10/1/13
– 9/1/35)	226,943	225,000
Morgan Stanley & Co., Inc. At 3.9%,
dated 9/22/05 due 12/22/05
(Collateralized by Mortgage Loan
Obligations valued at
$231,386,883, 3.89% 5.23%,
8/1/33 – 4/1/35)	228,228	226,000
UBS Warburg LLC At:
3.67%, dated 9/6/05 due
11/30/05 (Collateralized by
Mortgage Loan Obligations
valued at $165,244,029, 5.02%
5.34%, 9/1/34 5/1/38)	163,404	162,000
3.77%, dated:
9/20/05 due 10/28/05
(Collateralized by Mortgage
Loan Obligations valued at
$237,662,836, 4.01%
5.63%, 2/1/25 9/1/35)	233,926	233,000
9/21/05 due 11/1/05
(Collateralized by Mortgage
Loan Obligations valued at
$260,101,184, 4.2% 6.05%,
12/1/08 – 3/1/38)	256,093	255,000

TOTAL REPURCHASE AGREEMENTS		5,889,989

TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $7,582,896)		7,582,896

NET OTHER ASSETS 0.0%		(1,897)

NET ASSETS 100%		$ 7,580,999

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Government Portfolio

Investments (Unaudited) - continued

Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$331,855,000 due 10/3/05 at 3.9%
Banc of America Securities LLC	$91,260
Credit Suisse First Boston LLC	165,928
Morgan Stanley & Co. Incorporated	74,667
$331,855
$4,457,134,000 due 10/3/05 at 3.91%
Banc of America Securities LLC	$312,225
Bank of America, National Association	624,449
Barclays Capital Inc.	936,674
Citigroup Global Markets Inc	156,112
Credit Suisse First Boston LLC	156,112
Goldman, Sachs & Co.	780,561
Greenwich Capital Markets, Inc.	156,112
Morgan Stanley & Co. Incorporated.	632,383
UBS Securities LLC	312,225
Wachovia Capital Markets, LLC	78,056
WestLB AG	312,225
$4,457,134

Income Tax Information

At March 31, 2005, the fund had a capital loss carryforward of approximately $585,000 of which $86,000, $191,000 and $308,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	20

Government Portfolio Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		September 30, 2005
		(Unaudited)
Assets
Investment in securities, at value
(including repurchase agreements
of $5,889,989) (cost $7,582,896)
— See accompanying schedule		$7,582,896
Receivable for fund shares sold		3,884
Interest receivable		5,387
Prepaid expenses		4
Receivable from investment adviser
for expense reductions		231
Other affiliated receivables		23
Total assets		7,592,425

Liabilities
Payable for fund shares redeemed . $	4
Distributions payable	9,733
Accrued management fee	1,157
Distribution fees payable	251
Other affiliated payables	247
Other payables and accrued
expenses	34
Total liabilities		11,426

Net Assets		$7,580,999
Net Assets consist of:
Paid in capital		$7,581,312
Distributions in excess of net invest-
ment income		(24)
Accumulated undistributed net real-
ized gain (loss) on investments		(289)
Net Assets		$7,580,999
Calculation of Maximum Offering
Price
Class I:
Net Asset Value, offering price
and redemption price
per share ($6,040,557 ÷
6,040,729 shares)		$1.00
Class II:
Net Asset Value, offering price
and redemption price
per share ($426,329 ÷
426,252 shares)		$1.00
Class III:
Net Asset Value, offering
price and redemption price
per share ($1,077,155 ÷
1,077,064 shares)		$1.00
Select Class:
Net Asset Value, offering price
and redemption price per share
($36,958 ÷ 36,968 shares)		$1.00

Statement of Operations
Amounts in thousands	Six months ended September 30, 2005
		(Unaudited)
Investment Income
Interest		$110,157

Expenses
Management fee	$6,761
Transfer agent fees	573
Distribution fees	1,224
Accounting fees and expenses	300
Independent trustees’ compensation	15
Appreciation in deferred trustee
compensation account	1
Custodian fees and expenses	17
Registration fees	61
Audit	35
Legal	8
Miscellaneous	33
Total expenses before reductions	9,028
Expense reductions	(1,037)	7,991

Net investment income		102,166

Net realized gain (loss) on invest-
ment securities		52
Net increase in net assets resulting
from operations		$102,218

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
Amounts in thousands				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$	102,166	$105,816
Net realized gain (loss)					52	(508)
Net increase in net assets resulting from operations					102,218	105,308
Distributions to shareholders from net investment income					(102,282)	(106,199)
Share transactions - net increase (decrease)					871,563	(1,319,771)
Total increase (decrease) in net assets					871,499	(1,320,662)

Net Assets
Beginning of period					6,709,500	8,030,162
End of period (including distributions in excess of net investment income of $24 and undistributed net investment
income of $92, respectively)					$7,580,999	$6,709,500

Financial Highlights Class I
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015	.016	.010	.015	.031	.062
Distributions from net investment income	(.015)	(.016)	(.010)	(.015)	(.031)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.54%	1.58%	.97%	1.53%	3.16%	6.34%
Ratios to Average Net AssetsD
Expenses before expense reductions	23%A	.23%	.23%	.23%	.23%	.26%
Expenses net of voluntary waivers, if any	20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	20%A	.20%	.20%	.20%	.20%	.20%
Net investment income	3.05%A	1.53%	.98%	1.52%	3.06%	6.13%
Supplemental Data
Net assets, end of period (in millions)	$ 6,041	$ 5,590	$ 6,024	$ 7,928	$ 8,604	$ 9,141

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	22

Financial Highlights Class II
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015	.014	.008	.014	.030	.060
Distributions from net investment income	(.015)	(.014)	(.008)	(.014)	(.030)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.46%	1.43%	.82%	1.38%	3.01%	6.18%
Ratios to Average Net AssetsD
Expenses before expense reductions	39%A	.38%	.38%	.38%	.38%	.41%
Expenses net of voluntary waivers, if any	35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%A	.35%	.35%	.35%	.35%	.35%
Net investment income	2.90%A	1.38%	.83%	1.37%	2.86%	5.98%
Supplemental Data
Net assets, end of period (in millions)	$ 426	$ 499	$ 859	$ 917	$ 918	$ 828

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	014	.013	.007	.013	.029	.059
Distributions from net investment income	(.014)	(.013)	(.007)	(.013)	(.029)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.41%	1.32%	.72%	1.27%	2.90%	6.08%
Ratios to Average Net AssetsD
Expenses before expense reductions	48%A	.48%	.48%	.48%	.48%	.51%
Expenses net of voluntary waivers, if any	45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%A	.45%	.45%	.45%	.45%	.45%
Net investment income	2.80%A	1.28%	.73%	1.27%	2.76%	5.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,077	$ 572	$ 1,109	$ 866	$ 1,326	$ 1,028

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Select Class
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002D
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015.015		.009	.015	.004
Distributions from net investment income	(.015)	(.015)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.51%	1.53%	.92%	1.47%	.37%
Ratios to Average Net AssetsE
Expenses before expense reductions	28%A	.28%	.28%	.28%	.27%A
Expenses net of voluntary waivers, if any	25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%A	.25%	.25%	.25%	.25%A
Net investment income	3.00%A	1.48%	.92%	1.47%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,958	$ 49,025	$ 38,785	$ 272,495	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	24

Prime Money Market Portfolio Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	9/30/05	3/31/05	9/30/04
0 - 30	58.7	43.4	51.2
31 - 90	31.1	36.2	26.2
91 - 180	8.4	19.4	17.9
181 - 397	1.8	1.0	4.7
Weighted Average Maturity
	9/30/05	3/31/05	9/30/04
Prime Money Market Portfolio	34 Days	49 Days	56 Days
All Taxable Money Market Funds Average*	34 Days	38 Days	43 Days

*Source: iMoneyNet, Inc.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Prime Money Market Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 0.2%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Morgan Stanley
12/27/05	4.25% (c)	$18,000	$18,027
4/15/06	4.05	5,000	5,053
TOTAL CORPORATE BONDS			23,080

Certificates of Deposit 21.1%

Domestic Certificates Of Deposit 2.5%
Morgan Stanley Bank, West Valley City Utah
10/31/05	3.81	150,000	150,000
Washington Mutual Bank FA
12/13/05	3.90	40,000	39,995
Washington Mutual Bank, California
11/1/05	3.70	100,000	100,000
			289,995
London Branch, Eurodollar, Foreign Banks – 4.3%
Credit Industriel et Commercial
1/26/06	4.00	100,000	100,000
1/30/06	4.05	75,000	75,000
1/30/06	4.06	75,000	75,000
1/30/06	4.08	100,000	100,000
Deutsche Bank AG
10/31/05	3.80	150,000	150,000
			500,000
New York Branch, Yankee Dollar, Foreign Banks – 14.3%
Bank of Tokyo Mitsubishi Ltd.
10/28/05	3.79	38,000	38,000
11/1/05	3.79	195,000	195,000
Barclays Bank PLC
11/1/05	3.78	300,000	300,000
12/2/05	3.71	124,000	124,000
Credit Industriel et Commercial
2/13/06	4.00	55,000	55,000
2/15/06	4.01	70,000	70,000
Credit Suisse First Boston New York Branch
10/19/05	3.58 (c)	60,000	60,000
10/19/05	3.77 (c)	50,000	50,000
12/28/05	3.93 (c)	85,000	85,000
Deutsche Bank AG
12/5/05	3.73 (c)	65,000	65,000
Dresdner Bank AG
1/13/06	3.78	65,000	65,000
Eurohypo AG
11/23/05	3.80	100,000	100,000
Mizuho Corporate Bank Ltd.
11/1/05	3.83	85,000	85,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (c)	115,000	114,987

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Toronto Dominion Bank
4/7/06	3.86%	$40,000	$40,000
4/18/06	3.92	125,000	125,000
Unicredito Italiano Spa
11/14/05	3.73 (c)	75,000	74,993
			1,646,980

TOTAL CERTIFICATES OF DEPOSIT			2,436,975

Commercial Paper 24.0%

Aspen Funding Corp.
10/24/05	3.78	10,000	9,976
Capital One Multi Asset Execution Trust
10/12/05	3.55	5,000	4,995
10/26/05	3.69	25,000	24,936
11/2/05	3.70	15,000	14,951
12/13/05	3.92	20,000	19,843
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/25/05	3.78	91,815	91,584
10/26/05	3.70	125,000	124,681
10/26/05	3.78	15,000	14,961
Emerald (MBNA Credit Card Master Note Trust)
10/4/05	3.55	45,000	44,987
10/11/05	3.60	5,000	4,995
10/25/05	3.63	25,000	24,940
11/2/05	3.74	100,000	99,670
11/9/05	3.75	50,000	49,798
11/15/05	3.82	43,700	43,493
12/6/05	3.96	80,000	79,424
12/20/05	4.00	50,000	49,560
12/21/05	4.00	45,000	44,599
Eurohypo AG
10/31/05	3.58	60,000	59,823
FCAR Owner Trust
10/4/05	3.35	4,000	3,999
Giro Funding US Corp.
10/17/05	3.58	51,444	51,363
10/28/05	3.79	15,000	14,957
11/8/05	3.75	5,000	4,980
Govco, Inc.
3/16/06	4.01	35,000	34,366
HSBC Finance Corp.
11/16/05	3.77	100,000	99,523
Market Street Funding Corp.
10/5/05	3.68	149,208	149,147
Motown Notes Program
10/5/05	3.53	10,000	9,996
11/2/05	3.72	35,000	34,885
11/3/05	3.72	10,000	9,966
11/7/05	3.76	179,900	179,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Commercial Paper continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Motown Notes Program – continued
11/8/05	3.77%	$15,000	$14,941
11/14/05	3.83	26,000	25,879
11/21/05	3.81	55,000	54,706
11/21/05	3.85	40,000	39,783
12/12/05	3.85	30,000	29,771
12/14/05	3.87	35,000	34,724
12/16/05	3.88	50,000	49,595
Newcastle (Discover Card Master Trust)
10/19/05	3.80	15,000	14,972
10/20/05	3.79	5,000	4,990
10/24/05	3.79	10,000	9,976
11/16/05	3.82	14,800	14,729
11/22/05	3.82	75,000	74,591
12/14/05	3.87	15,000	14,882
Paradigm Funding LLC
10/31/05	3.81	65,000	64,795
11/16/05	3.75	170,000	169,194
Park Granada LLC
10/3/05	0.00	30,000	29,993
10/27/05	3.83	130,000	129,641
10/28/05	3.83	30,000	29,914
11/1/05	3.69	40,000	39,874
Strand Capital LLC
11/14/05	3.69	25,000	24,888
1/17/06	3.91	40,000	39,537
Stratford Receivables Co. LLC
10/7/05	3.77	30,000	29,981
10/17/05	3.80	10,000	9,983
10/17/05	3.81	15,000	14,975
10/18/05	3.81	25,150	25,105
10/20/05	3.81	10,000	9,980
10/20/05	3.82	85,000	84,829
10/24/05	3.83	50,000	49,878
10/26/05	3.82	80,000	79,788
11/3/05	3.84	80,000	79,719
Thames Asset Global Securities No. 1, Inc.
11/18/05	3.77	71,236	70,882
TOTAL COMMERCIAL PAPER			2,766,103

Federal Agencies 0.2%

Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 0.2%
Agency Coupons – 0.2%
10/7/05	3.85 (c)	18,025	18,025

Master Notes 2.2%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Bear Stearns Companies, Inc.
10/12/05	3.77% (e)	$44,000	$44,000
Goldman Sachs Group, Inc.
10/11/05	3.78 (c)(e)	16,000	16,000
10/14/05	3.80 (c)(e)	60,000	60,000
11/28/05	3.89 (c)(e)	71,000	71,000
1/9/06	3.69 (e)	59,000	59,000
TOTAL MASTER NOTES			250,000

Medium Term Notes 21.5%

AIG Matched Funding Corp.
12/15/05	3.89 (c)	50,000	50,000
12/15/05	3.89 (c)	5,000	5,000
1/3/06	4.06 (b)(c)	50,000	50,000
1/11/06	4.13 (b)(c)	50,000	50,000
1/23/06	4.02 (c)	55,000	55,000
Allstate Life Global Funding II
10/10/05	3.72 (a)(c)	10,000	10,000
10/17/05	3.79 (a)(c)	5,000	5,000
10/17/05	3.80 (a)(c)	10,000	10,000
10/27/05	3.82 (a)(c)	6,000	6,000
American Express Credit Corp.
10/5/05	3.76 (c)	95,000	95,016
ASIF Global Financing XXX
10/24/05	3.82 (a)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
10/24/05	3.81 (a)(c)	26,000	26,000
Bayerische Landesbank Girozentrale
10/15/05	3.58 (c)	75,000	75,000
11/21/05	3.82 (c)	60,000	60,000
BMW U.S. Capital LLC
10/17/05	3.74 (c)	16,000	16,000
BNP Paribas SA
10/26/05	3.81 (a)(c)	50,000	50,000
10/26/05	3.81 (a)(c)	50,000	50,000
Commonwealth Bank of Australia
10/24/05	3.80 (c)	26,000	26,000
Descartes Funding Trust
10/17/05	3.77 (c)	15,000	15,000
Eli Lilly Services, Inc.
10/3/05	3.66 (a)(c)	25,000	25,000
GE Capital Assurance Co.
10/3/05	3.77 (c)(e)	15,000	15,000
General Electric Capital Corp.
10/7/05	3.68 (c)	127,000	127,000
10/11/05	3.80 (c)	79,500	79,518
10/17/05	3.89 (c)	148,000	148,074

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Prime Money Market Portfolio Investments (Unaudited) - continued

Medium Term Notes continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Hartford Life Global Funding Trust
10/17/05	3.76% (c)	$35,000	$35,000
HSBC Finance Corp.
10/24/05	3.82 (c)	37,000	37,000
HSH Nordbank AG
10/24/05	3.83 (a)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (c)(e)	18,000	18,000
MBIA Global Funding LLC
10/18/05	3.57 (a)(c)	15,000	15,000
Merrill Lynch & Co., Inc.
10/17/05	3.75 (c)	50,000	50,000
10/17/05	3.75 (c)	14,000	14,000
Metropolitan Life Insurance Co.
10/6/05	3.67 (a)(c)	21,087	21,087
10/6/05	3.67 (a)(c)	8,000	8,000
Morgan Stanley
10/3/05	3.67 (c)	50,000	50,000
10/3/05	3.67 (c)	22,000	22,000
10/3/05	3.67 (c)	50,000	50,000
10/3/05	3.67 (c)	50,000	50,000
10/3/05	3.67 (c)	15,000	15,000
10/3/05	3.97 (c)	7,000	7,000
10/4/05	3.71 (c)	15,000	15,000
10/17/05	3.80 (c)	11,000	11,000
10/27/05	3.87 (c)	55,000	55,007
Pacific Life Global Funding
10/4/05	3.70 (a)(c)	22,500	22,500
10/13/05	3.76 (c)	5,000	5,000
RACERS
10/24/05	3.82 (a)(c)	65,000	65,000
Royal Bank of Scotland PLC
10/21/05	3.78 (a)(c)	50,000	50,000
10/21/05	3.78 (a)(c)	35,000	35,000
SBC Communications, Inc.
6/5/06	4.02 (a)	21,830	21,883
Security Life of Denver Insurance Co.
11/30/05	3.94 (c)(e)	14,000	14,000
SLM Corp.
10/3/05	3.74 (a)(c)	30,000	30,000
Verizon Global Funding Corp.
10/17/05	3.98 (c)	70,000	70,000
Wachovia Asset Securitization Issuance LLC
10/25/05	3.82 (a)(c)	15,000	15,000
Washington Mutual Bank, California
10/27/05	3.64 (c)	80,000	80,000
11/4/05	3.70 (c)	20,000	20,000
12/20/05	3.87 (c)	40,000	40,000

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
12/20/05	3.87% (c)	$16,000	$16,000
12/28/05	3.94 (c)	65,000	64,997
Wells Fargo & Co.
10/3/05	3.75 (c)	30,000	30,000
10/17/05	3.76 (c)	90,000	90,001
WestLB AG
10/11/05	3.74 (a)(c)	41,000	41,000
12/30/05	4.02 (a)(c)	50,000	50,000
12/30/05	4.02 (a)(c)	1,000	1,000
Westpac Banking Corp.
12/12/05	3.84 (c)	15,000	15,000
White Pine Finance LLC
10/31/05	3.64 (a)(c)	40,000	39,998
12/12/05	3.78 (a)(c)	62,000	61,994
TOTAL MEDIUM-TERM NOTES			2,486,075

Short Term Notes 2.0%

Hartford Life Insurance Co.
12/1/05	4.02 (c)(e)	25,000	25,000
Jackson National Life Insurance Co.
10/1/05	3.64 (c)(e)	10,000	10,000
Metropolitan Life Insurance Co.
10/3/05	3.64 (c)(e)	30,000	30,000
10/28/05	3.91 (a)(c)	10,000	10,000
Monumental Life Insurance Co.
10/3/05	3.83 (c)(e)	10,000	10,000
10/3/05	3.86 (c)(e)	10,000	10,000
New York Life Insurance Co.
12/31/05	4.15 (c)(e)	95,000	95,000
Transamerica Occidental Life Insurance Co.
11/1/05	3.86 (c)(e)	35,000	35,000
TOTAL SHORT TERM NOTES			225,000

Municipal Securities 1.0%

California Statewide Cmntys. Dev.
Auth. Rev. TRAN Series C2, 3.9%
6/30/06		17,600	17,600
LoanStar Assets Partners LP Student Ln.
Rev. Series A, 3.85%, LOC State
Street Bank & Trust Co., Boston,
VRDN (c)		50,000	50,000
Mississippi Gen. Oblig. (Nissan Proj.)
Series B, 3.94% (Liquidity Facility
Dexia Cr. Local de France), VRDN (c)		51,000	51,000
TOTAL MUNICIPAL SECURITIES			118,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Interfund Loans 0.0%

	Principal	Value (Note 1)
	Amount (000s)	(000s)

With Fidelity Advisor Equity Growth
Fund, at 4.01% due 10/3/05 (f)	$5,115	$5,115

Repurchase Agreements 28.6%

	Maturity	Value (Note 1)
	Amount (000s)	(000s)

In a joint trading account
(Collateralized by U.S. Government
Obligations) dated 9/30/05 due
10/3/05 At:
3.9% (g)	$114,905	114,868
3.91% (g)	1,282,755	1,282,338
With:
Banc of America Securities LLC At
4.02%, dated 9/30/05 due
10/3/05 (Collateralized by
Corporate Obligations valued at
$510,000,001, 3.81% - 9.25%,
4/10/07 – 5/9/35)	500,168	500,000
Barclays Capital, Inc. At 3.99%,
dated 9/30/05 due 10/3/05
(Collateralized by Mortgage Loan
Obligations valued at
$165,240,001, 3.69% - 8.25%,
1/25/13 – 5/23/35)	162,054	162,000
Citigroup Global Markets, Inc. At
4.04%, dated 9/30/05 due
10/3/05 (Collateralized by
Corporate Obligations valued at
$426,448,406, 1.43% - 13.5%,
10/1/07 – 7/15/41)	407,137	407,000
Credit Suisse First Boston, Inc. At
4.02%, dated 9/30/05 due
10/3/05 (Collateralized by
Commercial Paper Obligations
valued at $306,002,578, 0%
3.53%, 10/3/05 – 1/12/06)	300,101	300,000
Goldman Sachs & Co. At:
4.04%, dated:
8/23/05 due 11/21/05
(Collateralized by Equity
Securities valued at
$153,523,373, 4.25%
12.05%, 4/1/07
7/9/40) (c)(d)	148,485	147,000
9/30/05 due 10/3/05
(Collateralized by Mortgage
Loan Obligations valued at
$197,400,001, 4.23%
7.15%, 1/15/09 - 6/25/43) .	188,063	188,000

	Maturity	Value (Note 1)
	Amount (000s)	(000s)

4.05%, dated 8/23/05 due
11/21/05 (Collateralized by
Corporate Obligations valued at
$47,250,344, 0% - 5.75%,
7/1/07 – 6/15/33) (c)(d)	$45,456	$ 45,000
Lehman Brothers, Inc. At 4.02%,
dated 9/30/05 due 10/3/05
(Collateralized by Mortgage Loan
Obligations valued at
$165,903,461, 0% - 7.5%,
3/1/26 – 9/11/42)	158,053	158,000

TOTAL REPURCHASE AGREEMENTS		3,304,206

TOTAL INVESTMENT PORTFOLIO 100.8%
(Cost $11,633,179)		11,633,179

NET OTHER ASSETS (0.8)%		(95,484)

NET ASSETS 100%		$ 11,537,695

Security Type Abbreviations TRAN - TAX AND REVENUE ANTICIPATION NOTE VRDN - VARIABLE RATE DEMAND NOTE

Legend
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $755,462,000 or 6.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$512,000,000 or 4.4% of net assets.
Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc.
3.77%, 10/12/05	9/8/05	$44,000
GE Capital Assurance Co.
3.77%, 10/3/05	7/28/05	$15,000
Goldman Sachs Group, Inc.:
3.69%, 1/9/06	4/12/05	$59,000
3.78%, 10/11/05	1/13/05	$16,000
3.8%, 10/14/05	2/14/05	$60,000
3.89%, 11/28/05	8/26/04	$71,000

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Prime Money Market Portfolio

Investments (Unaudited) - continued

Security	Acquisition Date	Cost (000s)
Hartford Life Insurance Co.
4.02%, 12/1/05	12/16/03	$25,000
ING USA Annuity & Life Insurance
Co. 4.04%, 12/28/05	6/23/05	$18,000
Jackson National Life Insurance Co.
3.64%, 10/1/05	3/31/03	$10,000
Metropolitan Life Insurance Co.
3.64%, 10/3/05	3/26/02	$30,000
Monumental Life Insurance Co.:
3.83%, 10/3/05	9/17/98	$10,000
3.86%, 10/3/05	3/12/99	$10,000
New York Life Insurance Co.	2/28/02 -
4.15%, 12/31/05	12/19/02	$95,000
Security Life of Denver Insurance Co.
3.94%, 11/30/05	8/26/05	$14,000
Transamerica Occidental Life
Insurance Co. 3.86%, 11/1/05	4/28/00	$35,000

(f) Affiliated entity (g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)

$114,868,000 due 10/3/05 at 3.9%
Banc of America Securities LLC.	$31,589
Credit Suisse First Boston LLC	57,434
Morgan Stanley & Co. Incorporated.	25,845
$114,868

$1,282,338,000 due 10/3/05 at 3.91%
Bank of America, National Association	$179,657
Bank of America Securities LLC	89,828
Barclays Capital Inc.	269,485
Citigroup Global Markets Inc	44,914
Credit Suisse First Boston LLC	44,914
Goldman Sachs & Co.	224,571
Greenwich Capital Markets, Inc.	44,914
Morgan Stanley & Co. Incorporated.	181,940
UBS Securities LLC	89,829
Wachovia Capital Markets, LLC	22,457
WestLB AG	89,829
$1,282,338

Income Tax Information

At March 31, 2005, the fund had a capital loss carryforward of approximately $619,000 of which $119,000 and $500,000 will expire on March 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	30

Prime Money Market Portfolio Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)			September 30, 2005
			(Unaudited)
Assets
Investment in securities, at value
(including repurchase agreements
of $3,304,206) (cost
$11,633,179) — See
accompanying schedule			$11,633,179
Cash			879
Interest receivable			16,762
Prepaid expenses			5
Receivable from investment adviser
for expense reductions			319
Other affiliated receivables			1
Total assets			11,651,145

Liabilities
Payable for investments purchased
on a delayed delivery basis		$100,000
Distributions payable		10,975
Accrued management fee		1,723
Distribution fees payable		473
Other affiliated payables		229
Other payables and accrued
expenses		50
Total liabilities			113,450

Net Assets			$11,537,695
Net Assets consist of:
Paid in capital			$11,539,010
Undistributed net investment income			38
Accumulated undistributed net real-
ized gain (loss) on investments			(1,353)
Net Assets			$11,537,695
Calculation of Maximum Offering
Price
Class I:
Net Asset Value, offering price
and redemption price
per share ($8,087,650 ÷
8,088,015 shares)			$1.00
Class II:
Net Asset Value, offering price
and redemption price per share
($971,200 ÷ 971,119 shares)	.		$1.00
Class III:
Net Asset Value, offering price
and redemption price
per share ($2,362,087 ÷
2,362,601 shares)			$1.00
Select Class:
Net Asset Value, offering price
and redemption price per share
($116,758 ÷ 116,769 shares)	.		$1.00

Statement of Operations
Amounts in thousands	Six months ended September 30, 2005 (Unaudited)

Investment Income
Interest		$158,411

Expenses
Management fee	$9,589
Transfer agent fees	793
Distribution fees	2,335
Accounting fees and expenses	414
Independent trustees’ compensation	22
Custodian fees and expenses	64
Registration fees	131
Audit	43
Legal	11
Miscellaneous	35
Total expenses before reductions	13,437
Expense reductions	(1,525)	11,912

Net investment income		146,499

Net realized gain (loss) on invest-
ment securities		(194)
Net increase in net assets resulting
from operations		$146,305

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
Amounts in thousands				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$	146,499	$141,920
Net realized gain (loss)					(194)	(1,040)
Net increase in net assets resulting from operations					146,305	140,880
Distributions to shareholders from net investment income					(146,521)	(141,941)
Share transactions - net increase (decrease)					1,489,213	2,708,787
Total increase (decrease) in net assets					1,488,997	2,707,726

Net Assets
Beginning of period					10,048,698	7,340,972
End of period (including undistributed net investment income of $38 and undistributed net investment income of
$60, respectively)					$11,537,695	$10,048,698

Financial Highlights Class I
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	016	.016	.010	.016	.031	.062
Distributions from net investment income	(.016)	(.016)	(.010)	(.016)	(.031)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.56%	1.62%	1.00%	1.56%	3.17%	6.43%
Ratios to Average Net AssetsD
Expenses before expense reductions	23%A	.23%	.23%	.23%	.23%	.25%
Expenses net of voluntary waivers, if any	20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	20%A	.20%	.20%	.20%	.20%	.20%
Net investment income	3.10%A	1.68%	.99%	1.57%	3.14%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 8,088	$ 8,158	$ 6,153	$ 4,434	$ 6,782	$ 6,829

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	32

Financial Highlights Class II
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015	.015	.008	.014	.030	.061
Distributions from net investment income	(.015)	(.015)	(.008)	(.014)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.48%	1.47%	.85%	1.42%	3.01%	6.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	39%A	.38%	.38%	.38%	.38%	.40%
Expenses net of voluntary waivers, if any	35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%A	.35%	.35%	.35%	.35%	.35%
Net investment income	2.95%A	1.53%	.84%	1.41%	2.96%	6.06%
Supplemental Data
Net assets, end of period (in millions)	$ 971	$ 661	$ 176	$ 188	$ 886	$ 1,295

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	014	.014	.007	.013	.029	.060
Distributions from net investment income	(.014)	(.014)	(.007)	(.013)	(.029)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.43%	1.36%	.74%	1.31%	2.91%	6.16%
Ratios to Average Net AssetsD
Expenses before expense reductions	48%A	.48%	.48%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%A	.45%	.45%	.45%	.45%	.45%
Net investment income	2.85%A	1.43%	.74%	1.32%	2.81%	5.96%
Supplemental Data
Net assets, end of period (in millions)	$ 2,362	$ 1,123	$ 898	$ 1,187	$ 1,407	$ 1,531

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Select Class
	Six months ended
	September 30, 2005		Years ended March 31,
	(Unaudited)	2005	2004	2003	2002D
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015	.016	.009	.015	.004
Distributions from net investment income	(.015)	(.016)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.54%	1.57%	.95%	1.51%	.37%
Ratios to Average Net AssetsE
Expenses before expense reductions	28%A	.28%	.28%	.29%	.27%A
Expenses net of voluntary waivers, if any	25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%A	.25%	.25%	.25%	.25%A
Net investment income	3.05%A	1.63%	.94%	1.52%	1.44%A
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 106	$ 114	$ 134	$ 5

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	34

Money Market Portfolio Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	9/30/05	3/31/05	9/30/04
0 - 30	53.0	48.3	41.3
31 - 90	35.2	37.0	25.2
91 - 180	7.3	13.5	26.4
181 - 397	4.5	1.2	7.1
Weighted Average Maturity
	9/30/05	3/31/05	9/30/04
Money Market Portfolio	41 Days	44 Days	72 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	43 Days

*Source: iMoneyNet, Inc.

35 Semiannual Report

Money Market Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 0.1%
Due	Annualized Yield	Principal	Value (Note 1)
Date	at Time of	Amount (000s)	(000s)
	Purchase
Morgan Stanley
4/15/06	3.90%	$10,000	$ 10,107

Certificates of Deposit 29.6%

Domestic Certificates Of Deposit 2.0%
Huntington National Bank, Columbus
10/24/05	3.41	15,000	15,000
11/10/05	3.50	4,000	4,000
PNC Bank NA, Pittsburgh
12/21/05	3.61	40,000	40,000
Washington Mutual Bank FA
12/13/05	3.90	60,000	59,993
Washington Mutual Bank, California
11/1/05	3.70	45,000	45,000
Wells Fargo Bank NA, San Francisco
10/28/05	3.69	138,000	138,000
			301,993
London Branch, Eurodollar, Foreign Banks – 14.4%
Banco Bilbao Vizcaya Argentaria SA
11/25/05	3.80	50,000	50,000
Barclays Bank PLC
10/21/05	3.79	315,000	314,996
Credit Agricole SA
11/1/05	3.80	115,000	115,000
3/31/06	3.88	115,000	115,000
Credit Industriel et Commercial
1/30/06	4.05	75,000	75,000
1/30/06	4.06	75,000	75,000
1/30/06	4.08	75,000	75,000
4/20/06	3.95	75,000	75,000
4/21/06	3.97	100,000	100,000
Dresdner Bank AG
10/24/05	3.51	130,000	130,000
ING Bank NV
11/1/05	3.80	185,000	185,000
Landesbank Hessen Thuringen
11/14/05	3.46	190,000	190,000
Royal Bank of Scotland PLC
11/1/05	3.80	300,000	300,000
Societe Generale
12/22/05	3.00	50,000	50,000
4/28/06	4.00	150,000	150,000
Unicredito Italiano Spa
11/16/05	3.76	155,000	155,001
			2,154,997
New York Branch, Yankee Dollar, Foreign Banks – 13.2%
Bank of Tokyo Mitsubishi Ltd.
10/28/05	3.79	56,000	56,000

Due	Annualized Yield	Principal	Value (Note 1)
Date	at Time of	Amount (000s)	(000s)
	Purchase
11/1/05	3.79%	$200,000	$200,000
Barclays Bank PLC
11/1/05	3.78	160,000	160,000
12/2/05	3.71	183,000	183,000
Canadian Imperial Bank of Commerce
10/17/05	3.83 (c)	155,000	155,000
Credit Industriel et Commercial
2/13/06	4.00	77,000	77,000
2/15/06	4.01	100,000	100,000
Credit Suisse First Boston New York Branch
10/19/05	3.58 (c)	90,000	90,000
10/19/05	3.77 (c)	80,000	80,000
Deutsche Bank AG
12/5/05	3.73 (c)	155,000	155,000
Dresdner Bank AG
1/13/06	3.78	105,000	105,000
Eurohypo AG
11/23/05	3.80	50,000	50,000
Mizuho Corporate Bank Ltd.
11/1/05	3.83	115,000	115,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (c)	170,000	169,981
Svenska Handelsbanken AB
11/30/05	3.70	9,000	9,000
Toronto Dominion Bank
4/7/06	3.86	100,000	100,000
4/18/06	3.92	75,000	75,000
Unicredito Italiano Spa
11/14/05	3.73 (c)	105,000	104,990
			1,984,971

TOTAL CERTIFICATES OF DEPOSIT			4,441,961

Commercial Paper 23.5%

Aspen Funding Corp.
10/24/05	3.78	15,000	14,964
Capital One Multi Asset Execution Trust
10/5/05	3.52	15,000	14,994
10/12/05	3.55	5,000	4,995
11/21/05	3.80	50,000	49,734
12/13/05	3.92	30,000	29,764
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/25/05	3.78	27,000	26,932
10/26/05	3.70	175,000	174,553
10/26/05	3.78	25,000	24,935
Countrywide Financial Corp.
10/17/05	3.81	43,000	42,927
10/26/05	3.85	50,000	49,867
10/27/05	3.85	29,000	28,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Commercial Paper continued
Due	Annualized Yield	Principal	Value (Note 1)
Date	at Time of	Amount (000s)	(000s)
	Purchase
Dresdner U.S. Finance, Inc.
11/7/05	3.70%	$90,000	$89,660
Emerald (MBNA Credit Card Master Note Trust)
10/11/05	3.60	10,000	9,990
10/25/05	3.63	35,000	34,916
11/3/05	3.73	101,000	100,657
12/20/05	4.00	69,300	68,690
12/21/05	4.00	60,000	59,465
Eurohypo AG
10/3/05	3.51	45,000	44,991
10/31/05	3.58	125,000	124,631
FCAR Owner Trust
10/4/05	3.35	5,000	4,999
Giro Funding US Corp.
10/28/05	3.79	20,000	19,943
10/31/05	3.80	11,000	10,965
11/8/05	3.75	10,000	9,961
Govco, Inc.
3/16/06	4.01	50,000	49,094
Market Street Funding Corp.
10/4/05	3.68	200,000	199,939
10/4/05	3.69	10	10
10/20/05	3.79	65,000	64,870
Motown Notes Program
10/5/05	3.53	20,000	19,992
10/12/05	3.80	10,000	9,988
11/2/05	3.72	55,000	54,820
11/3/05	3.72	17,686	17,626
11/4/05	3.72	55,000	54,808
11/4/05	3.75	75,000	74,736
11/8/05	3.77	20,000	19,921
11/14/05	3.78	25,000	24,885
11/14/05	3.83	74,000	73,656
11/21/05	3.85	130,000	129,296
12/2/05	3.73	70,000	69,554
12/12/05	3.85	45,000	44,657
12/13/05	3.95	25,000	24,802
12/14/05	3.87	50,000	49,606
12/16/05	3.88	47,000	46,619
Newcastle (Discover Card Master Trust)
10/19/05	3.80	25,000	24,953
10/20/05	3.79	10,000	9,980
10/24/05	3.79	15,000	14,964
11/21/05	3.80	95,836	95,326
12/14/05	3.87	30,000	29,764
Oracle Corp.
11/1/05	3.73	40,000	39,873
Paradigm Funding LLC
10/7/05	3.51	35,000	34,980
11/16/05	3.75	100,000	99,526

Due	Annualized Yield	Principal	Value (Note 1)
Date	at Time of	Amount (000s)	(000s)
	Purchase
Park Granada LLC
10/3/05	3.65%	$125,000	$124,975
10/11/05	3.70	10,000	9,990
10/28/05	3.72	10,000	9,972
10/31/05	3.83	165,000	164,475
11/1/05	3.69	85,000	84,732
11/1/05	3.70	25,000	24,921
11/2/05	3.70	15,000	14,951
Sigma Finance, Inc.
10/5/05	3.51 (a)	25,000	24,990
Strand Capital LLC
11/1/05	3.84	50,000	49,835
11/7/05	3.63	15,000	14,945
1/17/06	3.91	10,000	9,884
1/18/06	3.92	50,000	49,414
Stratford Receivables Co. LLC
10/3/05	3.80	100,000	99,979
10/7/05	3.77	50,000	49,969
10/7/05	3.80	5,000	4,997
10/17/05	3.80	10,000	9,983
10/17/05	3.81	25,000	24,958
10/20/05	3.81	45,000	44,910
10/20/05	3.82	121,730	121,485
10/24/05	3.83	60,000	59,854
11/3/05	3.84	50,496	50,319
11/4/05	3.71	50,000	49,826
TOTAL COMMERCIAL PAPER			3,519,062

Master Notes 3.2%

Bear Stearns Companies, Inc.
10/12/05	3.77 (e)	54,000	54,000
Goldman Sachs Group, Inc.
10/11/05	3.78 (c)(e)	206,000	206,000
11/28/05	3.89 (c)(e)	221,000	221,000
TOTAL MASTER NOTES			481,000

Medium Term Notes 20.6%

AIG Matched Funding Corp.
12/15/05	3.89 (c)	85,000	85,000
1/3/06	4.06 (b)(c)	70,000	70,000
1/11/06	4.13 (b)(c)	70,000	70,000
1/23/06	4.02 (c)	75,000	75,000
Allstate Life Global Funding II
10/10/05	3.72 (a)(c)	25,000	25,000
10/17/05	3.79 (a)(c)	20,000	20,000
10/17/05	3.80 (a)(c)	25,000	25,000
10/27/05	3.82 (a)(c)	11,000	11,000

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Money Market Portfolio Investments (Unaudited) - continued

Medium Term Notes continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Australia & New Zealand Banking Group Ltd.
10/24/05	3.81% (a)(c)	$44,000	$44,000
Bayerische Landesbank Girozentrale
10/15/05	3.58 (c)	115,000	115,000
11/21/05	3.82 (c)	155,000	155,000
BellSouth Telecommunications
12/5/05	3.82 (c)	35,000	35,000
BMW U.S. Capital LLC
10/17/05	3.74 (c)	19,000	19,000
Commonwealth Bank of Australia
10/24/05	3.80 (c)	41,000	41,000
Descartes Funding Trust
10/17/05	3.77 (c)	30,000	30,000
Eli Lilly Services, Inc.
10/3/05	3.66 (a)(c)	40,000	40,000
GE Capital Assurance Co.
10/3/05	3.77 (c)(e)	40,000	40,000
General Electric Capital Corp.
10/7/05	3.68 (c)	200,000	200,000
HBOS Treasury Services PLC
11/21/05	3.87 (a)(c)	18,000	18,006
12/28/05	4.01 (c)	150,000	150,000
HSBC Finance Corp.
10/24/05	3.82 (c)	51,000	51,000
HSH Nordbank AG
10/24/05	3.83 (a)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (c)(e)	30,000	30,000
MBIA Global Funding LLC
10/18/05	3.57 (a)(c)	23,000	23,000
Merrill Lynch & Co., Inc.
10/17/05	3.75 (c)	82,000	82,000
Metropolitan Life Insurance Co.
10/6/05	3.67 (a)(c)	40,994	40,994
Morgan Stanley
10/3/05	3.67 (c)	150,000	150,000
10/3/05	3.97 (c)	25,000	25,000
10/4/05	3.71 (c)	40,000	40,000
10/17/05	3.80 (c)	57,000	57,000
10/27/05	3.87 (c)	107,000	107,003
Pacific Life Global Funding
10/4/05	3.70 (a)(c)	25,000	25,000
10/13/05	3.76 (c)	10,000	10,000
RACERS
10/24/05	3.82 (a)(c)	170,000	170,000
Royal Bank of Canada
10/10/05	3.74 (c)	20,000	20,000

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Royal Bank of Scotland PLC
10/21/05	3.78% (a)(c)	$100,000	$100,000
SBC Communications, Inc.
6/5/06	3.96 (a)	34,640	34,724
Security Life of Denver Insurance Co.
11/30/05	3.94 (c)(e)	20,000	20,000
Verizon Global Funding Corp.
10/17/05	3.98 (c)	235,000	235,000
Wachovia Asset Securitization Issuance LLC
10/25/05	3.82 (a)(c)	20,000	20,000
Washington Mutual Bank, California
10/27/05	3.64 (c)	100,000	100,000
11/4/05	3.70 (c)	94,000	94,000
12/20/05	3.87 (c)	81,000	81,000
12/28/05	3.94 (c)	100,000	99,996
WestLB AG
10/11/05	3.74 (a)(c)	58,000	58,000
12/30/05	4.02 (a)(c)	59,000	59,000
Westpac Banking Corp.
12/12/05	3.84 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			3,094,723

Short Term Notes 4.2%

Hartford Life Insurance Co.
12/1/05	4.02 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
10/1/05	3.64 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
10/3/05	3.64 (c)(e)	65,000	65,000
10/28/05	3.91 (a)(c)	25,000	25,000
Monumental Life Insurance Co.
10/3/05	3.83 (c)(e)	36,000	36,000
10/3/05	3.86 (c)(e)	55,000	55,000
New York Life Insurance Co.
12/31/05	4.15 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
11/1/05	3.86 (c)(e)	95,000	95,000
Travelers Insurance Co.
10/1/05	3.60 (c)(e)	30,000	30,000
TOTAL SHORT TERM NOTES			633,000

Municipal Securities 0.2%

California Statewide Cmntys. Dev.
Auth. Rev. TRAN Series C4,
3.93% 6/30/06		28,000	28,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Repurchase Agreements 19.3%

	Maturity	Value (Note 1)
	Amount	(000s)
	(000s)

In a joint trading account (Collateralized
by U.S. Government Obligations)
dated 9/30/05 due 10/3/05 At:
3.9%	$ 291,102	$ 291,008
3.91%	209,915	209,847
With:
Banc of America Securities LLC At 4%,
dated 9/30/05 due 10/3/05
(Collateralized by Commercial Paper
Obligations valued at
$284,580,001, 0%, 10/7/05
12/30/05)	279,093	279,000
Barclays Capital, Inc. At 4.05%, dated
9/30/05 due 10/3/05
(Collateralized by Equity Securities
valued at $80,850,032)	77,026	77,000
Citigroup Global Markets, Inc. At 4%,
dated 9/30/05 due 10/3/05:
(Collateralized by Corporate
Obligations valued at
$222,360,000, 2.88%	8.13%,
6/1/08 – 6/25/35)	218,073	218,000
(Collateralized by Mortgage Loan
Obligations valued at
$458,039,179, 3.26%	7.9%,
10/15/10 – 5/15/44)	439,146	439,000
Credit Suisse First Boston, Inc. At
4.04%, dated 9/30/05 due
10/3/05 (Collateralized by
Mortgage Loan Obligations valued at
$593,253,014, 0% 12.05%,
12/1/06 – 5/25/43)	565,190	565,000
Goldman Sachs & Co. At:
4.04%, dated:
8/23/05 due 11/21/05
(Collateralized by Corporate
Obligations valued at
$183,750,005, 7.31%
7/10/13) (c)(d)	176,768	175,000
9/30/05 due 10/3/05
(Collateralized by Mortgage
Loan Obligations valued at
$76,650,000, 6.53%	7.34%,
9/10/09 – 5/15/16)	73,025	73,000

	Maturity	Value (Note 1)
	Amount	(000s)
	(000s)

4.05%, dated 8/23/05 due
11/21/05 (Collateralized by
Corporate Obligations valued at
$63,000,143, 1% 7.5%, 7/1/06
– 1/15/31) (c)(d)	$ 60,608	$ 60,000
Lehman Brothers, Inc. At 4.06%, dated
9/30/05 due 10/3/05
(Collateralized by Equity Securities
valued at $525,022,091)	500,169	500,000

TOTAL REPURCHASE AGREEMENTS		2,886,855

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $15,094,708)		15,094,708

NET OTHER ASSETS (0.7)%		(103,017)

NET ASSETS 100%		$14,991,691

Security Type Abbreviation
TRAN - TAX AND REVENUE ANTICIPATION NOTE

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $817,714,000 or 5.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Money Market Portfolio

Investments (Unaudited) - continued

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,179,000,000 or 7.9% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.77%,
10/12/05	9/8/05	$54,000
GE Capital Assurance Co. 3.77%,
10/3/05	4/1/05	$40,000
Goldman Sachs Group, Inc.:
3.78%, 10/11/05	1/13/05	$206,000
3.89%, 11/28/05	8/26/04	$221,000
Hartford Life Insurance Co. 4.02%,
12/1/05	12/16/03	$65,000
ING USA Annuity & Life Insurance
Co. 4.04%, 12/28/05	6/23/05	$30,000
Jackson National Life Insurance Co.
3.64%, 10/1/05	3/31/03	$47,000
Metropolitan Life Insurance Co.
3.64%, 10/3/05	3/26/02	$65,000
Monumental Life Insurance Co.:	7/31/98 -
3.83%, 10/3/05	9/17/98	$36,000
3.86%, 10/3/05	3/12/99	$55,000
New York Life Insurance Co. 4.15%,	2/28/02 -
12/31/05	12/19/02	$215,000
Security Life of Denver Insurance Co.
3.94%, 11/30/05	8/26/05	$20,000
Transamerica Occidental Life
Insurance Co. 3.86%, 11/1/05	4/28/00	$95,000
Travelers Insurance Co. 3.6%,
10/1/05	4/1/05	$30,000

Income Tax Information

At March 31, 2005, the fund had a capital loss carryforward of approximately $1,466,000 of which $414,000, $535,000 and $517,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	40

Money Market Portfolio Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)			September 30, 2005
			(Unaudited)
Assets
Investment in securities, at value (in-
cluding repurchase agreements of
$2,886,855) (cost $15,094,708)
— See accompanying schedule			$15,094,708
Cash			1,989
Receivable for fund shares sold			16,307
Interest receivable			33,011
Prepaid expenses			10
Receivable from investment adviser
for expense reductions			596
Other affiliated receivables			98
Total assets			15,146,719

Liabilities
Payable for investments purchased
on a delayed delivery basis		$140,000
Distributions payable		11,713
Accrued management fee		2,473
Distribution fees payable		193
Other affiliated payables		582
Other payables and accrued ex-
penses		67
Total liabilities			155,028

Net Assets			$14,991,691
Net Assets consist of:
Paid in capital			$14,995,769
Distributions in excess of net invest-
ment income			(134)
Accumulated undistributed net real-
ized gain (loss) on investments			(3,944)
Net Assets			$14,991,691
Calculation of Maximum Offering
Price
Class I:
Net Asset Value, offering price
and redemption price
per share ($13,387,270 ÷
13,389,963 shares)			$1.00
Class II:
Net Asset Value, offering price
and redemption price per share
($223,679 ÷ 223,749 shares)	.		$1.00
Class III:
Net Asset Value, offering price
and redemption price per share
($863,326 ÷ 863,812 shares)	.		$1.00
Select Class:
Net Asset Value, offering price and
redemption price per share
($517,416 ÷ 517,433 shares)	.		$1.00

Statement of Operations
Amounts in thousands	Six months ended September 30, 2005
		(Unaudited)
Investment Income
Interest		$229,862

Expenses
Management fee	$13,915
Transfer agent fees	1,081
Distribution fees	1,340
Accounting fees and expenses	519
Independent trustees’ compensation	31
Appreciation in deferred trustee
compensation account	3
Custodian fees and expenses	102
Registration fees	112
Audit	54
Legal	17
Miscellaneous	84
Total expenses before reductions	17,258
Expense reductions	(3,386)	13,872

Net investment income		215,990

Net realized gain (loss) on invest-
ment securities		10
Net increase in net assets resulting
from operations		$216,000

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
Amounts in thousands				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income					$215,990	$266,931
Net realized gain (loss)					10	(2,674)
Net increase in net assets resulting from operations					216,000	264,257
Distributions to shareholders from net investment income					(215,967)	(267,263)
Share transactions - net increase (decrease)					2,492,752	(7,217,115)
Total increase (decrease) in net assets					2,492,785	(7,220,121)

Net Assets
Beginning of period					12,498,906	19,719,027
End of period (including distributions in excess of net investment income of $134 and distributions in excess of net
investment income of $157, respectively)					$14,991,691	$12,498,906

Financial Highlights Class I
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	016	.016	.010	.016	.032	.063
Distributions from net investment income	(.016)	(.016)	(.010)	(.016)	(.032)	(.063)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.57%	1.58%	1.03%	1.59%	3.20%	6.47%
Ratios to Average Net AssetsD
Expenses before expense reductions	23%A	.23%	.23%	.22%	.23%	.24%
Expenses net of voluntary waivers, if any	18%A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	18%A	.18%	.18%	.18%	.18%	.18%
Net investment income	3.12%A	1.50%	1.03%	1.58%	3.13%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 13,387	$ 11,389	$ 18,841	$ 16,325	$ 17,038	$ 19,337

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	42

Financial Highlights Class II
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015	.014	.009	.014	.030	.061
Distributions from net investment income	(.015)	(.014)	(.009)	(.014)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.49%	1.43%	.88%	1.46%	3.04%	6.31%
Ratios to Average Net AssetsD
Expenses before expense reductions	38%A	.38%	.38%	.38%	.37%	.39%
Expenses net of voluntary waivers, if any	33%A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	33%A	.33%	.33%	.33%	.33%	.33%
Net investment income	2.97%A	1.35%	.87%	1.43%	2.89%	6.11%
Supplemental Data
Net assets, end of period (in millions)	$ 224	$ 168	$ 260	$ 206	$ 376	$ 271

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	014	.013	.008	.013	.029	.060
Distributions from net investment income	(.014)	(.013)	(.008)	(.013)	(.029)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.44%	1.33%	.78%	1.34%	2.94%	6.20%
Ratios to Average Net AssetsD
Expenses before expense reductions	48%A	.48%	.48%	.48%	.48%	.49%
Expenses net of voluntary waivers, if any	43%A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	43%A	.43%	.43%	.43%	.43%	.43%
Net investment income	2.87%A	1.25%	.77%	1.33%	2.88%	6.01%
Supplemental Data
Net assets, end of period (in millions)	$ 863	$ 926	$ 456	$ 439	$ 784	$ 789

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Select Class
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002D
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	015.015		.010	.015	.004
Distributions from net investment income	(.015)	(.015)	(.010)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.54%	1.53%	.98%	1.54%	.38%
Ratios to Average Net AssetsE
Expenses before expense reductions	28%A	.28%	.28%	.28%	.27%A
Expenses net of voluntary waivers, if any	23%A	.23%	.23%	.23%	.23%A
Expenses net of all reductions	23%A	.23%	.23%	.23%	.23%A
Net investment income	3.07%A	1.45%	.98%	1.53%	1.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,416	$ 16,279	$ 161,505	$ 24,271	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	44

Tax-Exempt Portfolio Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	9/30/05	3/31/05	9/30/04
0 - 30	91.9	93.6	89.7
31 - 90	0.8	1.8	0.8
91 - 180	0.4	3.3	0.6
181 - 397	6.9	1.3	8.9
Weighted Average Maturity
	9/30/05	3/31/05	9/30/04
Tax Exempt Portfolio	27 Days	14 Days	33 Days
All Tax Free Money Market Funds Average*	28 Days	26 Days	36 Days

*Source: iMoneyNet, Inc.

45 Semiannual Report

Tax-Exempt Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Municipal Securities 95.2%

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Alabama 1.0%
ABN AMRO Muni. Tops Ctfs. Trust
Participating VRDN Series AAB 20,
2.77% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	$17,190	$17,190
Jefferson County Swr. Rev. Participating
VRDN Series MS 00 397, 2.78%
(Liquidity Facility Morgan
Stanley) (b)(e)	8,545	8,545
Mobile Indl. Dev. Board Poll. Cont. Rev.
(Alabama Pwr. Co. Proj.) Series C,
2.73%, VRDN (b)	12,000	12,000
Montgomery AlaHA Spl. Care Facilities
Fing. Auth. Prog. Rev. (Mizell Memorial
Hosp. Proj.) 2.79%, LOC AmSouth
Bank NA, Birmingham, VRDN (b)	5,935	5,935
Montgomery Baptist Med. Ctr. Spl. Care
Facilities Fing. Auth. Rev. (Baptist Med.
Ctr. Proj.) Series 1994 A, 2.8%, LOC
AmSouth Bank NA, Birmingham,
VRDN (b)	2,980	2,980
Tuscaloosa Spl. Care Facilities Fing.
Auth. Residential Care Family
Mortgage Rev. (Capstone Village Proj.)
Series C, 2.77%, LOC BNP Paribas
SA, VRDN (b)	9,750	9,750
		56,400

Alaska – 0.6%
Alaska Hsg. Fin. Corp. Participating
VRDN:
Series BA 97 F, 2.85% (Liquidity
Facility Bank of America NA) (b)(e) .	1,160	1,160
Series DB 131, 2.79% (Liquidity
Facility Deutsche Bank AG) (b)(e)	4,960	4,960
Series DB 162, 2.79% (Liquidity
Facility Deutsche Bank AG) (b)(e)	12,080	12,080
Series PA 1298, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,000	5,000
Valdez Marine Term. Rev. (BP Pipelines,
Inc. Proj.) Series B, 2.83%, VRDN (b) .	11,780	11,780
		34,980

Arizona 2.1%
Arizona School Facilities Board Ctfs. of
Prtn. Participating VRDN:
Series IXIS 05 5, 2.79% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(e)	15,170	15,170
Series Putters 940, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	2,890	2,890
Arizona School Facilities Board State
School Impt. Rev. Participating VRDN:
Series Putters 483, 2.79% (Liquidity
Facility PNC Bank NA,
Pittsburgh) (b)(e)	3,760	3,760
Series Putters 484, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	11,950	11,950

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Arizona Tourism & Sports Auth. Tax Rev.:
Participating VRDN Series Putters 690,
2.79% (Liquidity Facility JPMorgan
Chase & Co.) (b)(e)	$3,540	$3,540
Series A, 2.8% (AMBAC Insured),
VRDN (b)	16,000	16,000
Arizona Trans. Board Hwy. Rev.
Participating VRDN Series ROC II
R1038, 2.79% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(e)	4,135	4,135
Phoenix Gen. Oblig. Participating VRDN
Series PT 1436, 2.79% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(e)	95	95
Phoenix Indl. Dev. Auth. Multi family
Hsg. Rev. (Paradise Lakes Apt. Proj.)
Series 1995, 2.85%, LOC Gen. Elec.
Cap. Corp., VRDN (b)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr.
District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	1,655	1,655
Series SG 03 160, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	18,600	18,600
Series 1997 A, 2.85% 10/6/05, CP .	10,000	10,000
Sun Devil Energy Ctr. LLC Rev. (Arizona
State Univ. Proj.) 2.79% (FGIC
Insured), VRDN (b)	10,005	10,005
		115,800

Arkansas 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist
Health Proj.) Series 1995, 2.8% (MBIA
Insured), VRDN (b)	1,950	1,950
California 0.9%
California Dept. of Wtr. Resources Pwr.
Supply Rev. Participating VRDN:
Series Putters 309, 2.78% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	13,095	13,095
Series Putters 310, 2.78% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Series Putters 322, 2.78% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	17,690	17,690
Pajaro Valley Unified School District
Participating VRDN Series PA 1182,
2.78% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	4,290	4,290
Poway Redev. Agcy. Tax Allocation Rev.
Participating VRDN Series Putters 372,
2.78% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	11,085	11,085
		51,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 46

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Colorado 2.7%
Adams County Rev. Participating VRDN
Series TOC 05 T, 2.79% (Liquidity
Facility Goldman Sachs Group,
Inc.) (b)(e)	$12,200	$12,200
Arapahoe County Cherry Creek School
District #5 Participating VRDN Series
Merlots 04 A4, 2.77% (Liquidity
Facility Wachovia Bank NA) (b)(e)	7,020	7,020
Arapahoe Park & Recreation District
Participating VRDN Series PT 1677,
2.8% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	1,600	1,600
Centerra Metropolitan District No. 1 Rev.
2.78%, LOC BNP Paribas SA,
VRDN (b)	12,000	12,000
Colorado Health Facilities Auth. Rev.
(Boulder Cmnty. Hosp. Proj.) Series
2000, 2.93%, LOC JPMorgan Chase
Bank, VRDN (b)	18,900	18,900
Colorado Hsg. & Fin. Auth. Bonds Series
2004 B4 Class I, 1.99% 11/1/05	10,400	10,400
Colorado Springs Utils. Rev. Participating
VRDN:
Series SGA 88, 2.85% (Liquidity
Facility Societe Generale) (b)(e)	12,100	12,100
Series SGB 28, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	12,000	12,000
Colorado Wtr. Resources and Pwr. Dev.
Auth. Wastewtr. Rev. Participating
VRDN Series PT 2781, 2.79%
(Liquidity Facility Dexia Cr. Local de
France) (b)(e)	14,220	14,220
Denver City & County Arpt. Rev.
Participating VRDN:
Series Merlots 97 Q, 2.77% (Liquidity
Facility Wachovia Bank NA) (b)(e)	2,900	2,900
Series MS 00 425, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	8,433	8,433
Series MS 1167, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	15,240	15,240
Jefferson County School District #R1
Participating VRDN Series PT 2716,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	5,000	5,000
Mesa County Valley School District
#051, Grand Junction Participating
VRDN Series PT 2456, 2.79%
(Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,685	7,685
Reg’l. Trans. District Sales Tax Rev.
Participating VRDN Series MS 01 679,
2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	6,915	6,915
Southern Ute Indian Tribe of Southern
Ute Indian Reservation 2.83%,
VRDN (b)	3,500	3,500
		150,113

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Delaware 0.4%
Wilmington Adjustable Rate Demand
Rev. (Delaware Art Museum, Inc. Proj.)
2.78%, LOC Allied Irish Banks PLC,
VRDN (b)	$19,650	$19,650
District Of Columbia – 0.8%
District of Columbia Gen. Oblig.
Participating VRDN:
Series PT 750, 2.79% (Liquidity Facility
Landesbank Hessen Thuringen) (b)(e)	14,635	14,635
Series PT 852, 2.79% (Liquidity Facility
Landesbank Hessen Thuringen) (b)(e)	10,455	10,455
Series ROC II 99 10, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	3,965	3,965
District of Columbia Hsg. Fin. Auth. Cap.
Prog. Rev. Participating VRDN Series
PT 2780, 2.79% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	5,000	5,000
District of Columbia Rev. (DC
Preparatory Academy Proj.) 2.8%,
LOC Manufacturers & Traders Trust
Co., VRDN (b)	5,500	5,500
District of Columbia Wtr. & Swr. Auth.
Participating VRDN Series PA 612,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	5,320	5,320
		44,875

Florida – 8.6%
Dade County Wtr. & Swr. Sys. Rev.
Participating VRDN Series SG 74,
2.78% (Liquidity Facility Societe
Generale) (b)(e)	10,000	10,000
Florida Board of Ed. Participating VRDN
Series MSTC 01 131, 2.83% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	6,300	6,300
Florida Board of Ed. Cap. Outlay
Participating VRDN:
Series EGL 01 902, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	23,360	23,360
Series EGL 01 905, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	5,630	5,630
Series EGL 7050031, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	4,600	4,600
Series MS 1017, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	7,200	7,200
Series MSTC 01 161, 2.83% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	6,395	6,395
Series ROC II R344, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	13,990	13,990
Series SGA 03 138, 2.8% (Liquidity
Facility Societe Generale) (b)(e)	3,090	3,090

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Florida – continued
Florida Board of Ed. Lottery Rev.
Participating VRDN:
Series EGL 00 904, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	$5,000	$5,000
Series EGL 01 904, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	23,375	23,375
Series EGL 01 906, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	3,000	3,000
Series MS 01 570, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	13,490	13,490
Series MSTC 01 115, 2.83% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	35,955	35,955
Series MSTC 01 160, 2.83% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	13,315	13,315
Series PT 1687, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	16,840	16,840
Florida Board of Ed. Pub. Ed.
Participating VRDN:
Series ROC II R6037, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	2,990	2,990
Series SGA 00 102, 2.83% (Liquidity
Facility Societe Generale) (b)(e)	42,500	42,500
Florida Dept. of Envir. Protection
Preservation Rev. Participating VRDN
Series Clipper 05 20, 2.78% (Liquidity
Facility State Street Bank & Trust Co.,
Boston) (b)(e)	5,000	5,000
Florida Gen. Oblig. Participating VRDN
Series ROC II R1001 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	7,540	7,540
Florida Hsg. Fin. Agcy. (Town Colony II
Proj.) Series 1985 EE, 2.78%, LOC Cr.
Suisse, VRDN (b)	3,600	3,600
Highlands County Health Facilities Auth.
Rev. (Adventist Health Sys./Sunbelt
Obligated Group Proj.) Series C,
2.77%, VRDN (b)	19,300	19,300
Hillsborough County School Board Ctfs.
of Prtn. Participating VRDN Series PT
1694, 2.78% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	14,175	14,175
Hollywood Wtr. & Swr. Rev. Participating
VRDN Series ROC II R4055, 2.79%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	2,755	2,755
Jacksonville Poll. Cont. Rev. (Florida Pwr.
& Lt. Co. Proj.) 2.9%, VRDN (b)	25,000	25,000

	Principal	Value (Note 1)
	Amount (000s)	(000s)

JEA Elec. Sys. Rev. Participating VRDN
Series PA 1068, 2.8% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	$5,620	$5,620
JEA Wtr. & Swr. Sys. Rev. Participating
VRDN Series Putters 408, 2.79%
(Liquidity Facility JPMorgan Chase
Bank) (b)(e)	2,685	2,685
Lakeland Elec. & Wtr. Rev. Participating
VRDN Series EGL 96 901, 2.92%
(Liquidity Facility Citibank NA, New
York) (b)(e)	1,330	1,330
Martin County Poll. Cont. Rev. (Florida
Pwr. & Lt. Co. Proj.) Series 2000,
2.88%, VRDN (b)	11,150	11,150
Miami Dade County Edl. Facilities Auth.
Rev. Participating VRDN Series SG
176, 2.78% (Liquidity Facility Societe
Generale) (b)(e)	19,000	19,000
Miami Dade County Health Facilities
Auth. Hosp. Rev. Participating VRDN
Series PT 721, 2.78% (Liquidity Facility
BNP Paribas SA) (b)(e)	9,300	9,300
Miami Dade County Pub. Svc. Tax Rev.
Participating VRDN Series MSTC 02
9043, 2.8% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(e)	3,160	3,160
Miami Dade County School Board Ctfs.
of Prtn. Participating VRDN Series PT
845, 2.78% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	6,400	6,400
Orange County Sales Tax Rev.
Participating VRDN Series Putters 717,
2.79% (Liquidity Facility JPMorgan
Chase & Co.) (b)(e)	1,965	1,965
Orange County School Board Ctfs. of
Prtn. Participating VRDN:
Series Putters 645, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	5,315	5,315
Series ROC II R 2182, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	3,440	3,440
Orange County Tourist Dev. Tax Rev.
Participating VRDN Series MS 817,
2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	7,315	7,315
Orlando Utils. Commission Wtr. & Elec.
Rev. Participating VRDN Series PT
2285, 2.77% (Liquidity Facility Dexia
Cr. Local de France) (b)(e)	9,460	9,460
Palm Beach County Rev. (Morse Oblig.
Group Proj.) 2.77%, LOC Key Bank
NA, VRDN (b)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy
Lakes Day School Proj.) 2.8%, LOC
Bank of America NA, VRDN (b)	1,955	1,955
Pinellas County School District TAN 4%
6/30/06 (a)	23,200	23,381
Santa Rosa County Health Facilities Rev.
(Baptists Hosp., Inc. Proj.) 2.75%, LOC
Bank of America NA, VRDN (b)	820	820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Florida – continued
Tampa Bay Wtr. Util. Sys. Rev.
Participating VRDN Series BA 01 N,
2.83% (Liquidity Facility Bank of
America NA) (b)(e)	$5,200	$5,200
Volusia County Health Facilities Auth.
Rev. Participating VRDN Series MT
151, 2.78% (Liquidity Facility
Landesbank Hessen Thuringen) (b)(e) .	14,340	14,340
Volusia County Tourist Dev. Tax Rev.
Participating VRDN Series PT 2395,
2.78% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	15,265	15,265
		471,501

Georgia – 1.8%
Atlanta Arpt. Rev. Participating VRDN
Series EGL 00 1003, 2.79% (Liquidity
Facility Citibank NA, New York) (b)(e)	10,000	10,000
Atlanta Wtr. & Wastewtr. Rev.
Participating VRDN:
Series EGL 720050009, 2.79%
(Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Series ROC II R 324, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	4,375	4,375
Carrollton Payroll Dev. Auth. Rev.
Participating VRDN Series PT 2468,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	5,275	5,275
Cobb County Dev. Auth. Univ. Facilities
Rev. Participating VRDN Series MS
983, 2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	6,232	6,232
DeKalb County Dev. Auth. Rev. (Marist
School, Inc. Proj.) Series 1999, 2.8%,
LOC Suntrust Bank, VRDN (b)	6,915	6,915
Fulton County Dev. Auth. Participating
VRDN Series MS 960, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	5,000	5,000
Fulton County Wtr. & Swr. Rev.
Participating VRDN Series MS 1120,
2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	17,320	17,320
Georgia Gen. Oblig. Participating
VRDN:
Series EGL 01 1001, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	10,580	10,580
Series EGL 04 1004, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	5,000	5,000
Georgia Muni. Elec. Auth. Pwr. Rev.
Participating VRDN Series Macon 04
E, 2.83% (Liquidity Facility Bank of
America NA) (b)(e)	6,810	6,810

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Metropolitan Atlanta Rapid Transit Auth.
Sales Tax Rev. Participating VRDN
Series ROC II R4011, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	$3,210	$3,210
Putnam County Dev. Auth. Poll. Cont.
Rev. Bonds (Georgia Pwr. Co. Plant
Proj.) First Series 1997, 2.83%, tender
5/5/06 (b)	9,200	9,200
		95,917

Hawaii 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series ROC II R153, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	3,300	3,300
Series ROC II R417, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	8,000	8,000
Hawaii Hwy. Rev. Participating VRDN
Series EGL 7051003, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	9,900	9,900
Honolulu City & County Gen. Oblig.
Participating VRDN Series ROC II
R5025, 2.79% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(e)	2,640	2,640
		23,840

Illinois – 6.6%
Chicago Board of Ed. Participating
VRDN:
Series BA 96 BB, 2.85% (Liquidity
Facility Bank of America NA) (b)(e) .	9,000	9,000
Series MSDW 01 467, 2.78%
(Liquidity Facility Morgan
Stanley) (b)(e)	3,000	3,000
Series PT 2446, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,535	5,535
Series TOC 05 Z8, 2.83% (Liquidity
Facility Goldman Sachs Group,
Inc.) (b)(e)	7,700	7,700
Chicago Gen. Oblig. Participating
VRDN:
Series Merlots 00 A12, 2.77%
(Liquidity Facility Wachovia Bank
NA) (b)(e)	2,200	2,200
Series MS 00 426, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	7,695	7,695
Series PA 643R, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,895	5,895
Series PT 2356, 2.79% (Liquidity
Facility Dexia Cr. Local de
France) (b)(e)	9,525	9,525
Series Putters 1050, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	3,800	3,800
Series Putters 737, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	8,105	8,105

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Illinois – continued
Chicago Park District TAN Series A, 4%
5/1/06	$25,000	$25,160
Chicago Pub. Bldg. Commission Bldg.
Rev. Participating VRDN Series PT
1835, 2.79% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	5,965	5,965
Chicago Skyway Toll Bridge Rev.
Participating VRDN Series EGL 01
1304, 2.79% (Liquidity Facility
Citibank NA, New York) (b)(e)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN
Series Merlots 00 TT, 2.77% (Liquidity
Facility Wachovia Bank NA) (b)(e)	5,200	5,200
Clipper Tax Exempt Trust Participating
VRDN Series Clipper 05 21, 2.83%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(e)	5,040	5,040
Cook County Forest Preservation District
Participating VRDN Series Putters 566,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	6,315	6,315
Cook County Gen. Oblig. Participating
VRDN:
Series EGL 01 1302, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	6,700	6,700
Series PT 2637, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,130	5,130
Hoffman Estates Tax Increment Rev.
(Sears, Roebuck & Co. Proj.) 2.78%,
LOC Northern Trust Co., Chicago,
VRDN (b)	15,400	15,400
Illinois Edl. Facilities Auth. Revs.
Participating VRDN:
Series Merlots 97 U, 2.77% (Liquidity
Facility Wachovia Bank NA) (b)(e)	4,250	4,250
Series MS 1077, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II
R6015, 2.79% (Liquidity Facility
Citibank NA) (b)(e)	4,975	4,975
(Central DuPage Hosp. Proj.) Series B,
2.77%, VRDN (b)	20,000	20,000
(Northwestern Memorial Proj.) Series
B1, 2.81% (Liquidity Facility Bank of
Nova Scotia, New York Agcy.),
VRDN (b)	5,610	5,610
(Rest Haven Christian Services Proj.)
Series B, 2.77%, LOC KBC Bank NV,
VRDN (b)	10,000	10,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 2.79%
(Liquidity Facility Citibank NA,
New York) (b)(e)	2,300	2,300

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Series MS 98 143, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	$24,965	$24,965
Series PT 1975, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	3,995	3,995
Series Putters 133, 2.79% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	4,945	4,945
Series 2003 B, 2.79% (Liquidity Facility
DEPFA BANK PLC), VRDN (b)	34,315	34,315
Illinois Health Facilities Auth. Rev.
(Memorial Health Sys. Proj.) 2.85%,
LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
Illinois Reg’l. Trans. Auth. Participating
VRDN:
Series EGL 01 1306, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	8,600	8,600
Series EGL 7050028 Class A, 2.79%
(Liquidity Facility Citibank NA) (b)(e)	2,895	2,895
Series Merlots 02 A24, 2.77%
(Liquidity Facility Wachovia Bank
NA) (b)(e)	4,955	4,955
Series PT 2761, 2.79% (Liquidity
Facility Dexia Cr. Local de
France) (b)(e)	19,000	19,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev.
Participating VRDN Series PT 3182,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	10,610	10,610
Lake County Cmnty. High School District
Participating VRDN Series Stars 92,
2.79% (Liquidity Facility BNP Paribas
SA) (b)(e)	14,330	14,330
Metropolitan Pier & Exposition Auth.
Dedicated State Tax Rev. Participating
VRDN:
Series MS 962, 2.83% (Liquidity
Facility Morgan Stanley) (b)(e)	3,010	3,010
Series PZ 44, 2.83% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	6,610	6,610
Quad Cities Reg’l. Econ. Dev. Auth. Rev.
(Two Rivers YMCA, Inc. Proj.) 2.85%,
LOC U.S. Bank NA, Minnesota,
VRDN (b)	2,600	2,600
Schaumburg Village Gen. Oblig.
Participating VRDN:
Series EGL 04 45 Class A, 2.79%
(Liquidity Facility Citibank NA) (b)(e)	3,085	3,085
Series MS 1178, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	8,835	8,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 50

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Illinois – continued
Univ. of Illinois Auxiliary Facilities Sys.
Rev. Participating VRDN:
Series EGL 00 1301, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	$6,855	$6,855
Series SG 65, 2.79% (Liquidity Facility
Societe Generale) (b)(e)	3,000	3,000
		359,600

Indiana – 1.8%
Avon 2000 Cmnty. School Bldg. Corp.
Participating VRDN Series Putters
1055, 2.79% (Liquidity Facility
JPMorgan Chase & Co.) (b)(e)	6,310	6,310
Boone County Hosp. Assoc. Lease Rev.
Participating VRDN Series DB 149,
2.79% (Liquidity Facility Deutsche Bank
AG) (b)(e)	8,980	8,980
Ctr. Grove 2000 Bldg. Corp.
Participating VRDN Series DB 135,
2.79% (Liquidity Facility Deutsche Bank
AG) (b)(e)	6,065	6,065
Indiana Edl. Facilities Auth. Rev.
(Earlham College Proj.) Series E,
2.78%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	8,025	8,025
Indiana Health & Edl. Facilities Fing.
Auth. Hosp. Rev. (Howard Reg’l.
Health Sys. Proj.) Series A, 2.85%,
LOC Comerica Bank, Detroit,
VRDN (b)	3,400	3,400
Indiana Muni. Pwr. Agcy. Pwr. Supply
Sys. Rev. Participating VRDN Series PT
1412, 2.79% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	12,410	12,410
Indiana Toll Road Commission Toll Road
Rev. Participating VRDN:
Series Merlots 01 A104, 2.77%
(Liquidity Facility Wachovia Bank
NA) (b)(e)	3,275	3,275
Series Stars 103, 2.77% (Liquidity
Facility BNP Paribas SA) (b)(e)	15,095	15,095
Indiana Trans. Fin. Auth. Hwy.
Participating VRDN Series Merlots
B18, 2.77% (Liquidity Facility
Wachovia Bank NA) (b)(e)	5,000	5,000
Mount Vernon of Hancock County
Multi School Corp. Participating VRDN
Series DB 137, 2.79% (Liquidity
Facility Deutsche Bank AG) (b)(e)	5,500	5,500
New Albany Floyd County Independent
School Bldg. Corp. Participating VRDN
Series PT 2794, 2.79% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(e)	8,000	8,000
Purdue Univ. Rev. Series 2004 S, 2.82%,
VRDN (b)	2,425	2,425

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Richmond Econ. Dev. Rev. (Friends
Fellowship Cmnty. Proj.) Series 1993,
2.88%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	$900	$900
Valparaiso Econ. Dev. Rev. (Indiana
Retirement Cmnty. Proj.) 2.88%, LOC
JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Westfield Independent High School Bldg.
Corp. Participating VRDN Series
Putters 98 236, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e) .	10,065	10,065
		96,650

Iowa 0.3%
Grinnell Hosp. Rev. (Grinnell Reg’l. Med.
Ctr. Proj.) 2.85%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	4,535	4,535
Hills Healthcare Rev. (Mercy Hosp. Proj.)
2.8%, LOC U.S. Bank NA, Minnesota,
VRDN (b)	8,740	8,740
Iowa Fin. Auth. Wellness Facilities Rev.
(Cmnty. Y of Marshalltown Proj.) 2.8%,
LOC Bank of America NA, VRDN (b) .	3,500	3,500
		16,775

Kansas 0.7%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series EGL 00
1601, 2.79% (Liquidity Facility
Citibank NA, New York) (b)(e)	4,000	4,000
Series 2004 C3, 2.73% (Liquidity
Facility DEPFA BANK PLC), VRDN (b)	22,875	22,875
Kansas Dev. Fin. Auth. Lease Rev. (State
of Kansas Dept. of Administration 7th
and Harrison State Office Bldg. Proj.)
Series 2002 J1, 2.8% (Liquidity Facility
Kansas Pooled Money Invt. Board),
VRDN (b)	9,830	9,830
		36,705

Kentucky – 0.5%
Kentucky Property & Bldgs. Commission
Revs. Participating VRDN:
Series EGL 04 2, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	3,000	3,000
Series Putters 739, 2.79% (Liquidity
Facility PNC Bank NA,
Pittsburgh) (b)(e)	2,860	2,860
Louisville & Jefferson County
Metropolitan Swr. District Swr. & Drain
Sys. Rev. Participating VRDN Series
EGL 01 1701, 2.79% (Liquidity Facility
Citibank NA, New York) (b)(e)	3,915	3,915
Mason County Poll. Cont. Rev. (East
Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3% (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed),
VRDN (b)	2,450	2,450

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Kentucky – continued
Mason County Poll. Cont. Rev. (East
Kentucky Pwr. Coop. Proj.): –
continued
Series 1984 B2, 3% (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed),
VRDN (b)	$6,950	$6,950
Series 1984 B3, 3% (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed),
VRDN (b)	6,425	6,425
		25,600

Louisiana 1.0%
Ernest N. Morial New Orleans Exhibit
Hall Auth. Spl. Tax Participating VRDN
Series Merlots 03 A46, 2.77%
(Liquidity Facility Wachovia Bank
NA) (b)(e)	8,070	8,070
Louisiana Gas & Fuel Tax Rev.
Participating VRDN:
Series MS 1127, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	15,970	15,970
Series PT 2749, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,000	5,000
Louisiana Pub. Facilities Auth. Rev.
Participating VRDN Series PT 2439,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	6,270	6,270
New Orleans Aviation Board Rev. (MBIA
Insured) Series 1993 B, 2.86% (MBIA
Insured), VRDN (b)	18,000	18,000
		53,310

Maine – 0.2%
Maine Health & Higher Ed. Facilities
Auth. Rev. Participating VRDN Series
PT 1923, 2.79% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	2,745	2,745
Maine Hsg. Auth. Gen. Hsg. Rev.
Participating VRDN:
Series PT 2336, 2.8% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	1,925	1,925
Series PT 2487, 2.8% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	1,920	1,920
Maine Tpk. Auth. Tpk. Rev. Participating
VRDN Series EGL 00 1901, 2.79%
(Liquidity Facility Citibank NA, New
York) (b)(e)	3,975	3,975
		10,565

Maryland – 0.7%
Baltimore Rev. Participating VRDN Series
SGA 20, 2.81% (Liquidity Facility
Societe Generale) (b)(e)	5,500	5,500

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Maryland Cmnty. Dev. Administration
Dept. of Hsg. & Cmnty. Dev.
Participating VRDN Series MT 160,
2.8% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	$10,900	$10,900
Montgomery County Econ. Dev. Rev.
(Riderwood Village, Inc. Proj.) 2.77%,
LOC Manufacturers & Traders Trust
Co., VRDN (b)	20,000	20,000
		36,400

Massachusetts 2.2%
Massachusetts Gen. Oblig.:
Participating VRDN:
Series EGL 04 0005, 2.78%
(Liquidity Facility Citibank
NA) (b)(e)	12,000	12,000
Series EGL 7050062, 2.78%
(Liquidity Facility Citibank
NA) (b)(e)	16,575	16,575
Series 2001 B, 2.82% (Liquidity Facility
Landesbank Hessen Thuringen),
VRDN (b)	26,595	26,595
Massachusetts Spl. Oblig. Dedicated Tax
Rev. Participating VRDN:
Series EGL 7050063, 2.78% (Liquidity
Facility Citibank NA) (b)(e)	54,400	54,400
Series EGL 7050068, 2.78% (Liquidity
Facility Citibank NA) (b)(e)	11,880	11,880
		121,450

Michigan – 3.4%
Charlotte Pub. School District
Participating VRDN Series Putters 860,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	5,050	5,050
Detroit City School District Participating
VRDN:
ROC II R1033, 2.79% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(e)	3,675	3,675
Series BA 01 P, 2.85% (Liquidity
Facility Bank of America NA) (b)(e) .	6,075	6,075
Series PT 1579, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	13,035	13,035
Detroit Swr. Disp. Rev. Participating
VRDN:
Series PA 1183, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	8,025	8,025
Series PT 2595, 2.78% (Liquidity
Facility Dexia Cr. Local de
France) (b)(e)	11,505	11,505
Detroit Wtr. Supply Sys. Rev.
Participating VRDN Series Merlots 00
D, 2.77% (Liquidity Facility Wachovia
Bank NA) (b)(e)	2,000	2,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 52

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Michigan – continued
Fraser Pub. School District Participating
VRDN Series AAB 05 39, 2.77%
(Liquidity Facility ABN AMRO Bank
NV) (b)(e)	$8,000	$8,000
Grand Rapids San. Swr. Sys. Rev.
Participating VRDN Series TOC 04 G,
2.78% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(e)	2,000	2,000
Huron Valley School District Participating
VRDN Series EGL 01 2203, 2.79%
(Liquidity Facility Citibank NA, New
York) (b)(e)	13,375	13,375
Michigan Bldg. Auth. Rev. Participating
VRDN:
Series AAB 02 35, 2.77% (Liquidity
Facility ABN AMRO Bank NV) (b)(e)	13,845	13,845
Series EGL 01 2202, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	8,145	8,145
Series PA 889R, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,795	7,795
Michigan Gen. Oblig. Participating
VRDN Series Putters 125, 2.79%
(Liquidity Facility JPMorgan Chase &
Co.) (b)(e)	9,055	9,055
Michigan Hosp. Fin. Auth. Hosp. Rev.
Series C, 2.79%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	11,900	11,900
Michigan Muni. Bond Auth. Rev. RAN
Series 2005 B2, 4% 8/18/06, LOC
JPMorgan Chase Bank	44,300	44,709
Michigan Strategic Fund Ltd. Oblig. Rev.
(The Van Andel Research Institute Proj.)
Series 1999, 2.78%, LOC Standard
Fed. Bank, VRDN (b)	14,400	14,400
Oakridge Pub. Schools Participating
VRDN Series PT 3059, 2.78%
(Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,035	5,035
		187,624

Minnesota – 1.1%
Duluth Econ. Dev. Auth. Health Care
Facilities Rev. (Miller Dwan Med. Ctr.
#97 Proj.) 2.85%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	3,650	3,650
Minneapolis & Saint Paul Hsg. Fin.
Board Rev. Participating VRDN Series
MT 120, 2.8% (Liquidity Facility
Landesbank Hessen Thuringen) (b)(e) .	6,160	6,160
Minneapolis & Saint Paul Metropolitan
Arpts. Commission Arpt. Rev.
Participating VRDN:
Series Merlots 00 ZZ, 2.77% (Liquidity
Facility Wachovia Bank NA) (b)(e)	3,275	3,275
Series SGA 121, 2.81% (Liquidity
Facility Societe Generale) (b)(e)	3,700	3,700

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Minnesota Gen. Oblig. Participating
VRDN:
Series EGL 01 2301, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	$3,300	$3,300
Series MS 01 719, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	6,735	6,735
Series ROC II R4039, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	3,650	3,650
Minnetonka Multi family Hsg. Rev. (Cliffs
at Ridgedale Proj.) Series 1995, 2.8%,
LOC Fannie Mae, VRDN (b)	21,400	21,400
Roseville Health Care Facilities
(Presbyterian Homes Proj.) 2.85%,
LOC U.S. Bank NA, Minnesota,
VRDN (b)	3,505	3,505
West Saint Paul Independent School
District #197 Participating VRDN
Series Putters 602, 2.79% (Liquidity
Facility JPMorgan Chase & Co.) (b)(e) .	3,940	3,940
		59,315

Mississippi 0.8%
Claiborne County Poll. Cont. Rev. Bonds
(South Mississippi Elec. Pwr. Assoc.
Proj.) Series 1985 G2, 2.75% tender
10/3/05 (Nat’l. Rural Utils. Coop. Fin.
Corp. Guaranteed), CP mode	7,800	7,800
Mississippi Dev. Bank Spl. Oblig. Series
2005 B, 2.75% (FGIC Insured),
VRDN (b)	10,000	10,000
Mississippi Gen. Oblig. Participating
VRDN:
Series EGL 99 2401, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	5,300	5,300
Series MS 905, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	3,325	3,325
Series Putters 138, 2.79% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	14,380	14,380
Series ROC II R1043, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	4,420	4,420
		45,225

Missouri 1.5%
Kansas City Indl. Dev. Auth. (Ewing
Marion Kauffman Foundation Prog.)
2.8%, VRDN (b)	7,000	7,000
Missouri Board of Pub. Bldgs. State
Office Bldg. Spl. Oblig. Participating
VRDN Series Putters 382, 2.79%
(Liquidity Facility JPMorgan Chase
Bank) (b)(e)	7,040	7,040
Missouri Health & Edl. Facilities Auth.
Edl. Facilities Rev.:
Participating VRDN Series SG 157,
2.79% (Liquidity Facility Societe
Generale) (b)(e)	14,840	14,840

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Missouri – continued
Missouri Health & Edl. Facilities Auth.
Edl. Facilities Rev.: – continued
(DeSmet Jesuit High School Proj.)
Series 2002, 2.85%, LOC U.S. Bank
NA, Minnesota, VRDN (b)	$5,900	$5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 2.85% (Liquidity
Facility Bank of America NA),
VRDN (b)	4,900	4,900
2.85% (Liquidity Facility U.S. Bank
NA, Minnesota), VRDN (b)	4,120	4,120
Missouri Health & Edl. Facilities Auth.
Health Facilities Rev.:
Participating VRDN Series Putters 847,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	3,195	3,195
(BJC Health Sys. Proj.) Series B, 2.81%
(Liquidity Facility Bank of Nova
Scotia, New York Agcy.) (Liquidity
Facility JPMorgan Chase Bank),
VRDN (b)	29,350	29,350
Platte County Reorganized School District
Participating VRDN Series PT 2180,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	5,230	5,230
		81,575

Nebraska 0.6%
Muni. Energy Agcy. Pwr. Swr. Rev.
Participating VRDN:
Series MS 1176, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	8,615	8,615
Series ROC II R2051, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	4,370	4,370
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	9,000	9,000
Series MSTC 00 108, 2.85% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	9,495	9,495
		31,480

Nevada 0.9%
Clark County School District Participating
VRDN:
Series PT 2406, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,500	5,500
Series Putters 745, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	3,600	3,600

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Las Vegas Valley Wtr. District
Participating VRDN Series PT 1675,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	$11,930	$11,930
Nevada Gen. Oblig. Participating
VRDN:
Series PT 2762, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,500	7,500
Series SG 39, 2.79% (Liquidity Facility
Societe Generale) (b)(e)	9,160	9,160
Series SGB 31, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	7,600	7,600
Washoe County School District Gen.
Oblig. Participating VRDN Series
Putters 759, 2.79% (Liquidity Facility
JPMorgan Chase & Co.) (b)(e)	6,480	6,480
		51,770

New Hampshire 0.2%
New Hampshire Bus. Fin. Auth. Poll.
Cont. Rev. Participating VRDN Series
PT 1810, 2.79% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	5,255	5,255
New Hampshire Health & Ed. Facilities
Auth. Rev. (Riverwoods at Exeter Proj.)
2.81%, LOC Fleet Nat’l. Bank,
VRDN (b)	3,095	3,095
		8,350

New Jersey 1.9%
New Jersey Econ. Dev. Auth. Rev.
Participating VRDN Series MT 14,
2.78% (Liquidity Facility BNP Paribas
SA) (b)(e)	6,080	6,080
New Jersey Edl. Facilities Auth. Rev.
Participating VRDN:
Series PA 1325, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	9,500	9,500
Series ROC II R2102, 2.78% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	4,735	4,735
Series ROC II R5033, 2.78% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	2,060	2,060
New Jersey Gen. Oblig. TRAN Series
2005 A, 4% 6/23/06	30,000	30,247
New Jersey Tpk. Auth. Tpk. Rev.
Participating VRDN:
Series PA 613, 2.78% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	3,165	3,165
Series PT 2843, 2.78% (Liquidity
Facility Dexia Cr. Local de
France) (b)(e)	4,000	4,000
New Jersey Trans. Trust Fund Auth.
Participating VRDN:
Series PA 646, 2.78% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	5,020	5,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 54

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

New Jersey – continued
New Jersey Trans. Trust Fund Auth.
Participating VRDN: continued
Series PT 1926, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	$8,315	$8,315
Series PT 2402, 2.78% (Liquidity
Facility Dexia Cr. Local de
France) (b)(e)	9,000	9,000
Series PT 2494, 2.78% (Liquidity
Facility Dexia Cr. Local de
France) (b)(e)	15,800	15,800
Series ROC 4040, 2.78% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	7,080	7,080
		105,002

New Jersey/Pennsylvania – 0.1%
Delaware River Port Auth. Pennsylvania
& New Jersey Rev. Participating VRDN
Series SGA 89, 2.85% (Liquidity
Facility Societe Generale) (b)(e)	6,545	6,545
New York 5.1%
Metropolitan Trans. Auth. Rev.
Participating VRDN:
Series PA 1040, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,000	7,000
Series ROC II R282, 2.78% (Liquidity
Facility Citibank NA) (b)(e)	20,155	20,155
New York City Gen. Oblig.:
Participating VRDN Series ROC II
R251, 2.82% (Citigroup Global
Markets Hldgs., Inc. Guaranteed)
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	12,000	12,000
Series 1994 A4, 2.8%, LOC WestLB
AG, VRDN (b)	9,500	9,500
New York City Indl. Dev. Agcy. Rev. (One
Bryant Park LLC Proj.):
Series A, 2.76%, LOC Bank of America
NA, LOC Bank of New York, New
York, VRDN (b)	29,500	29,500
Series B, 2.83%, LOC Bank of America
NA, LOC Bank of New York, New
York, VRDN (b)	9,300	9,300
New York City Muni. Wtr. Fin. Auth. Wtr.
& Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 27 Class A, 2.78%
(Liquidity Facility Citibank
NA) (b)(e)	8,485	8,485
Series EGL 04 35 Class A, 2.79%
(Liquidity Facility Citibank
NA) (b)(e)	4,950	4,950
Series PA 1327, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	34,080	34,080

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Series PA 960, 2.8% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	$7,100	$7,100
Series PT 2443, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,280	7,280
Series Putters 621, 2.78% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	21,150	21,150
Series 2000 C, 2.93% (Liquidity
Facility Dexia Cr. Local de France),
VRDN (b)	13,000	13,000
New York State Dorm. Auth. Revs.
Participating VRDN:
Series MSDW 00 305, 2.76%
(Liquidity Facility Morgan
Stanley) (b)(e)	13,670	13,670
Series PA 1265, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,000	5,000
Series PA 784R, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,025	7,025
New York Transitional Fin. Auth. Rev.
Participating VRDN Series PT 1839,
2.78% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	13,750	13,750
Triborough Bridge & Tunnel Auth. Revs.
Series B, 2.75% (Liquidity Facility
Dexia Cr. Local de France), VRDN (b) .	55,500	55,500
		278,445

Non State Specific – 0.1%
Clipper Tax Exempt Trust Participating
VRDN:
Series Clipper 05 26, 2.87% (Liquidity
Facility State Street Bank & Trust Co.,
Boston) (b)(e)	3,360	3,360
Series Clipper 05 7, 2.87% (Liquidity
Facility State Street Bank & Trust Co.,
Boston) (b)(e)	4,600	4,600
		7,960

North Carolina – 2.2%
High Point Combined Enterprise Sys. Rev.
Participating VRDN Series MS 998,
2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	2,503	2,503
Mecklenburg County Ctfs. of Prtn. 2.76%
(Liquidity Facility Bank of America
NA), VRDN (b)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy.
Rev. Participating VRDN Series TOC
2005 I, 2.78% (Liquidity Facility
Goldman Sachs Group, Inc.) (b)(e)	17,840	17,840
North Carolina Cap. Facilities Fin. Agcy.
Student Rev. (Wolfpack Club Student
Hsg. Fund LLC Proj.) Series A, 2.78%,
LOC Wachovia Bank NA, VRDN (b)	9,885	9,885

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

North Carolina – continued
North Carolina Ctfs. of Prtn.
Participating VRDN Series Putters 429,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	$6,135	$6,135
North Carolina Eastern Muni. Pwr. Agcy.
Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	6,665	6,665
Series MS 955 D, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	4,400	4,400
Series MT 99, 2.79% (Liquidity Facility
BNP Paribas SA) (b)(e)	4,075	4,075
Series PA 693, 2.79% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	6,495	6,495
North Carolina Gen. Oblig. Participating
VRDN:
Series IXIS 05 1, 2.78% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(e)	11,730	11,730
Series PT 2207, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	8,540	8,540
Series ROC II R384, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	4,445	4,445
North Carolina Med. Care Commission
Health Care Facilities Rev. (Carolina
Meadows, Inc. Proj.) 2.77%, LOC
Allied Irish Banks PLC, VRDN (b)	5,000	5,000
North Carolina Med. Care Commission
Retirement Facilities Rev. (The Givens
Estates Proj.) Series 2003 C, 2.77%,
LOC Bank of Scotland, VRDN (b)	6,000	6,000
North Carolina Muni. Pwr. Agcy. #1
Catawba Elec. Rev. Participating
VRDN:
Series PT 900, 2.79% (Liquidity Facility
BNP Paribas SA) (b)(e)	9,695	9,695
Series ROC II R211, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	4,330	4,330
Wake County Gen. Oblig. Participating
VRDN Series IXIS 05 9, 2.79%
(Liquidity Facility CDC Fin. CDC
IXIS) (b)(e)	2,175	2,175
		119,913

North Dakota – 0.1%
Ward County Health Care Facility Rev.
Series 2002 A, 2.85%, LOC U.S. Bank
NA, Minnesota, VRDN (b)	7,750	7,750
Ohio – 2.6%
Cincinnati City School District
Participating VRDN Series EGL 04 34,
2.79% (Liquidity Facility Citibank
NA) (b)(e)	6,000	6,000

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Columbus City School District
Participating VRDN Series TOC 04 H,
2.78% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(e)	$8,300	$8,300
Columbus Gen. Oblig. Participating
VRDN Series IXIS 05 2 Class A, 2.78%
(Liquidity Facility CDC Fin. CDC
IXIS) (b)(e)	10,125	10,125
Cuyahoga County Econ. Dev. Rev.
(Cleveland Botanical Garden Proj.)
2.78%, LOC Allied Irish Banks PLC,
VRDN (b)	10,000	10,000
Cuyahoga County Health Care Facilities
Rev. (The A.M. McGregor Home Proj.)
2.77%, LOC Key Bank NA, VRDN (b) .	4,425	4,425
Cuyahoga County Rev. (Cleveland Clinic
Health Sys. Obligated Group Prog.)
Subseries B1, 2.86%, VRDN (b)	17,500	17,500
Erie County Health Care Facilities Rev.
(Commons of Providence Proj.) Series
1999 B, 2.9%, LOC JPMorgan Chase
Bank, VRDN (b)	3,300	3,300
Lake County Hosp. Facilities Rev. (Lake
Hosp. Sys., Inc. Proj.) Series 1996,
2.83%, LOC JPMorgan Chase Bank,
VRDN (b)	10,830	10,830
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 2.82% (Liquidity
Facility Lehman Brothers Hldgs.,
Inc.) (b)(e)	5,375	5,375
Series LB 04 L21J, 2.82% (Liquidity
Facility Lehman Brothers Hldgs.,
Inc.) (b)(e)	13,100	13,100
Ohio Gen. Oblig. Participating VRDN:
Series PT 1591, 2.78% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	10,000	10,000
Series Putters 389, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	7,420	7,420
Series Putters 511, 2.79% (Liquidity
Facility PNC Bank NA,
Pittsburgh) (b)(e)	10,345	10,345
Ohio Higher Edl. Facility Commission
Rev. (Pooled Fing. Prog.):
Series 1997, 2.83%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	4,705	4,705
Series 1999, 2.83%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	4,875	4,875
Ohio Tpk. Commission Tpk. Rev.
Participating VRDN Series MS 98 71,
2.77% (Liquidity Facility Morgan
Stanley) (b)(e)	2,620	2,620
Warren County Health Care Facilities
Rev. (Otterbein Homes Proj.) Series
1998 B, 2.82%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	10,705	10,705
		139,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 56

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Oklahoma – 0.8%
Oklahoma Dev. Fin. Auth. Rev.
(Continuing Care Cmnty. Proj.) Series
2002 C, 2.85%, LOC KBC Bank NV,
VRDN (b)	$2,300	$2,300
Oklahoma Industries Auth. Rev.
Participating VRDN Series Putters
455Z, 2.79% (Liquidity Facility
JPMorgan Chase Bank) (b)(e)	7,495	7,495
Payne County Econ. Dev. Auth. Student
Hsg. Rev. (OSUF Phase III Proj.) 2.78%
(AMBAC Insured), VRDN (b)	35,400	35,400
		45,195

Oregon – 0.5%
Oregon Dept. Administrative Svcs. Ctfs.
of Prtn. Participating VRDN Series
Putters 876, 2.79% (Liquidity Facility
JPMorgan Chase Bank) (b)(e)	5,275	5,275
Oregon Dept. of Trans. Hwy. User Tax
Rev. Participating VRDN Series Putters
469, 2.79% (Liquidity Facility
JPMorgan Chase Bank) (b)(e)	9,725	9,725
Port Morrow Poll. Cont. Rev.
Participating VRDN Series FRRI 03 F4J,
2.92% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)	10,000	10,000
Tri City Metropolitan Trans. District Rev.
Participating VRDN Series Putters 787,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	4,245	4,245
		29,245

Pennsylvania – 4.8%
Allegheny County Hosp. Dev. Auth. Rev.
Bonds Series PT 762, 2.85%, tender
6/15/06 (Liquidity Facility
Landesbank Hessen Thuringen) (b)(e)(f)	11,300	11,300
Allegheny County Indl. Dev. Auth. Rev.
(UPMC Children’s Hosp. Proj.) Series
2004 A, 2.86%, VRDN (b)	12,400	12,400
Chester County Health & Ed. Facilities
Auth. Retirement Cmnty. Rev.
(Kendal-Crosslands Communities Proj.)
Series 2003, 2.77%, LOC Allied Irish
Banks PLC, VRDN (b)	2,845	2,845
Delaware County Auth. Hosp. Rev.
(Crozer Chester Med. Ctr. Proj.) Series
1996, 2.76%, LOC KBC Bank NV,
VRDN (b)	4,380	4,380
Delaware County Indl. Dev. Auth. Poll.
Cont. Rev. (PECO Energy Co. Proj.)
Series 1999 A, 2.95%, LOC Wachovia
Bank NA, VRDN (b)	6,850	6,850

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Geisinger Auth. Health Sys. Rev.
(Geisinger Health Sys. Proj.):
Series B, 2.81% (Liquidity Facility
Wachovia Bank NA), VRDN (b)	$24,200	$24,200
Series C, 2.81% (Liquidity Facility
Wachovia Bank NA), VRDN (b)	17,600	17,600
Harrisburg Auth. Wtr. Rev. Series 2002
B, 2.8% (FSA Insured), VRDN (b)	13,535	13,535
Lackawanna County Gen. Oblig. Series
2004 B, 2.78% (FSA Insured),
VRDN (b)	9,285	9,285
Lancaster Higher Ed. Auth. College Rev.
(Franklin & Marshall College Proj.)
Series 1997, 2.85%, VRDN (b)	14,330	14,330
Luzerne County Indl. Dev. Auth. Rev.
(United Methodist Homes Proj.) 2.81%,
LOC Bank of New York, New York,
VRDN (b)	5,320	5,320
Manheim Township School District 2.77%
(FSA Insured), VRDN (b)	8,000	8,000
Montgomery Higher Ed. & Health Auth.
Hosp. Rev. Participating VRDN Series
MSTC 98 31 Class A, 2.83% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	10,000	10,000
Pennsylvania Gen. Oblig. Participating
VRDN:
Series EGL 04 43 Class A, 2.78%
(Liquidity Facility Citibank NA) (b)(e)	5,750	5,750
Series IXIS 05 8 Class A, 2.78%
(Liquidity Facility CDC Fin. CDC
IXIS) (b)(e)	34,900	34,900
Series MSTC 00 110, 2.8% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth.
Hosp. Rev. Participating VRDN Series
MT 42, 2.81% (Liquidity Facility Lloyds
TSB Bank PLC) (b)(e)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth.
Rev.:
(Honeysuckle Student Hldgs., Inc.
Student Hsg. Proj.) Series A, 2.77%,
LOC Allied Irish Banks PLC,
VRDN (b)	8,000	8,000
(Student Assoc., Inc. Proj.) Series A,
2.77%, LOC Citizens Bank of
Pennsylvania, VRDN (b)	9,100	9,100
Pennsylvania Pub. School Bldg. Auth.
School Rev. Participating VRDN Series
AAB 03 24, 2.77% (Liquidity Facility
ABN AMRO Bank NV) (b)(e)	11,490	11,490
Philadelphia Gas Works Rev.
Participating VRDN Series Putters 384,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	4,100	4,100

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Pennsylvania – continued
Philadelphia School District Participating
VRDN:
Series Putters 870, 2.79% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	$2,700	$2,700
Series Stars 04 88, 2.78% (Liquidity
Facility BNP Paribas SA) (b)(e)	5,440	5,440
Philadelphia Wtr. & Wastewtr. Rev.
Participating VRDN:
Series EGL 7050050, 2.78% (Liquidity
Facility Citibank NA) (b)(e)	17,605	17,605
Series SG 158, 2.78% (Liquidity
Facility Societe Generale) (b)(e)	9,195	9,195
Scranton Lackawanna Health & Welfare
Auth. Rev. (Elan Gardens Proj.) Series
1996, 2.78%, LOC PNC Bank NA,
Pittsburgh, VRDN (b)	3,700	3,700
		263,480

Rhode Island 0.2%
Rhode Island & Providence Plantations
Participating VRDN Series MS 01 568,
2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	9,660	9,660
South Carolina – 0.6%
Greenville County School District
Installment Purp. Rev. Participating
VRDN Series Stars 131, 2.79%
(Liquidity Facility BNP Paribas
SA) (b)(e)	7,595	7,595
Richland County School District #1
Participating VRDN Series AAB 03 29,
2.78% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	10,000	10,000
South Carolina Pub. Svc. Auth. Rev.
Participating VRDN:
Series EGL 00 4001, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	2,000	2,000
Series EGL 03 44, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	4,200	4,200
South Carolina Trans. Infrastructure Bank
Rev. Participating VRDN Series SGA
116, 2.85% (Liquidity Facility Societe
Generale) (b)(e)	8,365	8,365
		32,160

Tennessee 1.5%
Blount County Pub. Bldg. Auth. Series
D3A, 2.82% (Liquidity Facility DEPFA
BANK PLC), VRDN (b)	7,000	7,000
Bristol Health & Edl. Facilities Board Rev.
Participating VRDN Series LB 03 L42J,
2.82% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)	37,615	37,615

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Knox County Health Edl. & Hsg. Facilities
Board Hosp. Facilities Rev.
Participating VRDN Series PA 750,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	$8,935	$8,935
Memphis Elec. Sys. Rev. Participating
VRDN Series MS 1031, 2.78%
(Liquidity Facility Morgan
Stanley) (b)(e)	3,045	3,045
Memphis Gen. Oblig. Participating
VRDN:
Series IXIS 05 7, 2.79% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(e)	5,760	5,760
Series MS 1018, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	70	70
Metropolitan Govt. Nashville & Davidson
County Participating VRDN Series PT
2732, 2.79% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	5,000	5,000
Shelby County Gen. Oblig. Participating
VRDN:
Series EGL 00 4201, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	8,000	8,000
Series EGL 7050073, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	4,550	4,550
		79,975

Texas 21.5%
Alvin Independent School District
Participating VRDN Series PT 3110,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	6,195	6,195
Austin Elec. Util. Sys. Rev. Participating
VRDN:
Series EGL 01 4302, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	10,000	10,000
Series PT 1699, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	2,755	2,755
Series SGA 131, 2.81% (Liquidity
Facility Societe Generale) (b)(e)	8,605	8,605
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	8,720	8,720
Austin Gen. Oblig. Participating VRDN:
Series EGL 00 4305, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	5,955	5,955
Series Putters 720, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	4,030	4,030
Austin Util. Sys. Rev. Participating VRDN
Series BA 98 V, 2.83% (Liquidity
Facility Bank of America NA) (b)(e)	6,575	6,575
Austin Wtr. & Wastewtr. Sys. Rev.
Participating VRDN Series EGL 00
4303, 2.79% (Liquidity Facility
Citibank NA, New York) (b)(e)	5,000	5,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 58

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Texas continued
Beaumont Wtrwks. & Swr. Sys.
Participating VRDN Series Putters 859,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	$5,525	$5,525
Bexar County Health Facilities Dev. Corp.
Rev. (Warm Springs Rehabilitation
Proj.) Series 1997, 2.83%, LOC
JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Board of Regents of The Univ. of Texas
Sys. Permanent Univ. Fund
Participating VRDN Series MS 1023,
2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	14,125	14,125
Canadian River Muni. Wtr. Auth.
Participating VRDN:
Series PT 2792, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,855	5,855
Series ROC II R 2204, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	8,625	8,625
Canutillo Independent School District
Participating VRDN Series PT 1936,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	4,840	4,840
Collin County Gen. Oblig. Participating
VRDN Series Putters 764, 2.79%
(Liquidity Facility JPMorgan Chase
Bank) (b)(e)	7,330	7,330
Comal Independent School District
Participating VRDN Series PT 1676,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	5,955	5,955
Corpus Christi Gen. Oblig. Participating
VRDN Series Putters 968, 2.79%
(Liquidity Facility JPMorgan Chase
Bank) (b)(e)	4,420	4,420
Corpus Christi Util. Sys. Rev. Series 2004
B, 2.85% 1/17/06, CP	15,500	15,500
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN:
Series EGL 01 4310, 2.79%
(Liquidity Facility Citibank NA,
New York) (b)(e)	6,290	6,290
Series ROC II R3014, 2.79%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	5,180	5,180
Series 2001, 2.9% 11/2/05 (Liquidity
Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility
WestLB AG), CP	4,800	4,800
Dallas County Util. & Reclamation District
Rev. Participating VRDN Series PA
1136R, 2.79% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	6,570	6,570

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Dallas Independent School District
Participating VRDN Series EGL
7050034, Class A, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	$5,300	$5,300
Dickinson Independent School District
Participating VRDN Series DB 152,
2.79% (Liquidity Facility Deutsche Bank
AG) (b)(e)	6,290	6,290
Eanes Independent School District
Participating VRDN Series PT 1681,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	3,465	3,465
Edinburg Consolidated Independent
School District Participating VRDN
Series SGA 106, 2.81% (Liquidity
Facility Societe Generale) (b)(e)	2,485	2,485
Elgin Independent School District
Participating VRDN Series DB 166,
2.79% (Liquidity Facility Deutsche Bank
AG) (b)(e)	5,675	5,675
Fort Worth Wtr. & Swr. Rev. Participating
VRDN Series PT 2506, 2.79%
(Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,450	5,450
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 2.81% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	13,105	13,105
Series PT 1905, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	4,080	4,080
Frisco Independent School District
Participating VRDN Series Putters 476,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	1,995	1,995
Harlandale Independent School District
Participating VRDN Series SGA 100,
2.81% (Liquidity Facility Societe
Generale) (b)(e)	7,480	7,480
Harris County Gen. Oblig. Participating
VRDN:
Series EGL 01 4305, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	4,500	4,500
Series EGL 02 6012, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	4,000	4,000
Series PA 02 1095, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	11,185	11,185
Series Putters 545, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	4,690	4,690
Series Putters 646, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	4,220	4,220
Series Putters 691, 2.79% (Liquidity
Facility Dresdner Bank AG) (b)(e)	11,460	11,460
Series Putters 767, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	5,600	5,600

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Tax-Exempt Portfolio

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Texas continued
Harris County Health Facilities Dev.
Corp. Hosp. Rev. Participating VRDN
Series LB 05 L15, 2.82% (Liquidity
Facility Lehman Brothers Hldgs.,
Inc.) (b)(e)	$6,445	$6,445
Harris County Health Facilities Dev.
Corp. Rev.:
(Methodist Hosp. Proj.) Series B,
2.81%, VRDN (b)	128,800	128,800
(Saint Dominic Village Proj.) Series
2000, 2.83%, LOC JPMorgan Chase
Bank, VRDN (b)	4,805	4,805
(Saint Luke’s Episcopal Hosp. Proj.)
Series B, 2.81% (Liquidity Facility
JPMorgan Chase Bank) (Liquidity
Facility Bayerische Landesbank
Girozentrale), VRDN (b)	56,180	56,180
Harris County Houston Sports Auth. Spl.
Rev. (Rodeo Proj.) Series 2001 C,
2.83% (MBIA Insured), VRDN (b)	11,100	11,100
Houston Arpt. Sys. Rev. Participating
VRDN:
Series EGL 01 4306, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	8,910	8,910
Series MS 845, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	3,010	3,010
Series SG 03 161, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	3,900	3,900
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender
7/20/06 (Liquidity Facility DEPFA
BANK PLC) (b)(e)(f)	18,835	18,835
Participating VRDN:
Series EGL 04 23 Class A, 2.79%
(Liquidity Facility Citibank
NA) (b)(e)	4,950	4,950
Series PT 2214, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	21,320	21,320
Houston Higher Ed. Fin. Corp. Higher
Ed. Rev. Participating VRDN Series
EGL 01 4303, 2.79% (Liquidity Facility
Citibank NA, New York) (b)(e)	7,500	7,500
Houston Independent School District:
Bonds 2.77%, tender 6/14/06
(Permanent School Fund of Texas
Guaranteed) (b)	18,500	18,500
Participating VRDN:
Series Putters 1078, 2.79%
(Liquidity Facility JPMorgan Chase
& Co.) (b)(e)	2,930	2,930
Series ROC II R408, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	5,300	5,300
Houston Util. Sys. Rev. Participating
VRDN:
Series Putters 1070, 2.79% (Liquidity
Facility JPMorgan Chase & Co.) (b)(e)	1,860	1,860

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Series Putters 669, 2.79% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	$6,485	$6,485
Series Putters 906, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Houston Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series BA 02 F, 2.83% (Liquidity
Facility Bank of America NA) (b)(e) .	6,525	6,525
Series MSTC 01 111, 2.85% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	6,000	6,000
Series SG 120, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	7,705	7,705
Keller Independent School District
Participating VRDN Series PT 2280,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	6,350	6,350
Klein Independent School District
Participating VRDN Series PT 2482,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	6,810	6,810
Leander Independent School District
Participating VRDN:
Series PT 2405, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,285	5,285
Series Putters 507, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	7,250	7,250
Lower Colorado River Auth. Rev.
Participating VRDN Series EGL 00
4302, 2.79% (Liquidity Facility
Citibank NA, New York) (b)(e)	5,880	5,880
Lower Colorado River Auth. Transmission
Contract Rev. Participating VRDN
Series ROC II R4530, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	1,885	1,885
Mansfield Independent School District
Participating VRDN Series PA 1174,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	10,080	10,080
Mesquite Independent School District
Participating VRDN Series PT 2192,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	6,270	6,270
Mission Consolidated Independent
School District Participating VRDN
Series SGA 105, 2.81% (Liquidity
Facility Societe Generale) (b)(e)	6,000	6,000
North East Texas Independent School
District Participating VRDN:
Series PT 1249, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	18,340	18,340
Series Putters 393, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	6,445	6,445

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	60

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Texas continued
North Texas Tollway Auth. Dallas North
Tollway Sys. Rev. Participating VRDN
Series SG 168, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	$26,100	$26,100
Odessa Wtr. & Swr. Rev. Participating
VRDN Series EGL 01 4307, 2.79%
(Liquidity Facility Citibank NA, New
York) (b)(e)	2,085	2,085
Rockwall Independent School District
Participating VRDN Series MSTC 01
123, 2.85% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(e)	12,100	12,100
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,295	7,295
Series Putters 769, 2.79% (Liquidity
Facility JPMorgan Chase
Bank) (b)(e)	5,375	5,375
Series SG 105, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	44,800	44,800
Series Stars 112, 2.79% (Liquidity
Facility BNP Paribas SA) (b)(e)	15,025	15,025
2.82% (Liquidity Facility Bank of
America NA), VRDN (b)	54,900	54,900
San Antonio Hotel Occupancy Tax Rev.
Participating VRDN Series SG 51,
2.79% (Liquidity Facility Societe
Generale) (b)(e)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 2.78%,
tender 10/7/05 (Liquidity Facility
ABN AMRO Bank NV) (b)(e)	3,400	3,400
Participating VRDN:
Series PT 1600, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	12,100	12,100
Series ROC II R268, 2.79% (Liquidity
Facility Citibank NA) (b)(e)	4,495	4,495
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Merlots 00 VV, 2.77%
(Liquidity Facility Wachovia Bank
NA) (b)(e)	2,300	2,300
Series MSTC 01 132, 2.85%
(Liquidity Facility Bear Stearns
Companies, Inc.) (b)(e)	1,600	1,600
Series 2001 A, 2.9% 11/2/05
(Liquidity Facility Bank of America
NA), CP	12,600	12,600
Schertz/Seguin Local Govt. Corp.
Contract Rev. Participating VRDN
Series MSTC 01 114, 2.81% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(e)	9,995	9,995

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Socorro Independent School District
Participating VRDN:
Series EGL 00 4306, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	$5,900	$5,900
Series PT 2653, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	11,065	11,065
Temple Independent School District
Participating VRDN Series DB 136,
2.79% (Liquidity Facility Deutsche Bank
AG) (b)(e)	8,225	8,225
Texas A&M Univ. Rev. Participating
VRDN Series ROC II R4005, 2.79%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	4,965	4,965
Texas Gen. Oblig.:
Participating VRDN:
Series MS 1147, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	3,335	3,335
Series Putters 05 1013A, 2.79%
(Liquidity Facility JPMorgan Chase
Bank) (b)(e)	3,665	3,665
Series SGB 58, 2.79% (Liquidity
Facility Societe Generale) (b)(e)	5,800	5,800
TRAN 4.5% 8/31/06	169,000	171,269
Texas Pub. Fin. Auth. Series 2002 B,
2.85% 3/1/06 (Liquidity Facility Texas
Gen. Oblig.), CP	1,200	1,200
The Colony Wtr. & Swr. Sys. Rev.
Participating VRDN Series PT 2369,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	7,400	7,400
Travis County Health Facilities Dev. Corp.
Rev. Participating VRDN Series PT 677,
2.8% (Liquidity Facility Svenska
Handelsbanken AB) (b)(e)	4,995	4,995
Trinity River Auth. Rev. Participating
VRDN Series Putters 1061, 2.79%
(Liquidity Facility JPMorgan Chase
Bank) (b)(e)	5,660	5,660
Tyler Health Facilities Dev. Corp. Hosp.
Rev. Participating VRDN Series PT 833,
2.79% (Liquidity Facility Svenska
Handelsbanken AB) (b)(e)	5,220	5,220
Univ. of North Texas Univ. Rev.
Participating VRDN Series SGA 146,
2.81% (Liquidity Facility Societe
Generale) (b)(e)	3,000	3,000
Univ. of Texas Univ. Revs. Participating
VRDN:
Series MS 98 97, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	5,120	5,120
Series Putters 584, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	7,495	7,495
Series Putters 592, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	5,595	5,595

See accompanying notes which are an integral part of the financial statements.

61 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Texas continued
Waco Gen. Oblig. Participating VRDN
Series PT 2098, 2.79% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(e) $	5,440	$5,440
West Harris County Reg’l. Wtr. Auth.
Wtr. Sys. Rev. Participating VRDN
Series SGA 148, 2.81% (Liquidity
Facility Societe Generale) (b)(e)	4,000	4,000
White Settlement Independent School
District Participating VRDN Series PT
3047, 2.79% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	7,115	7,115
Ysleta Independent School District
Participating VRDN Series Putters
1051, 2.79% (Liquidity Facility
JPMorgan Chase Bank) (b)(e)	5,865	5,865
		1,177,234

Utah 1.0%
Central Utah Wtr. Conservatory District
Participating VRDN Series PT 2420,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	5,315	5,315
Intermountain Pwr. Agcy. Pwr. Supply
Rev. Bonds Series 1985 F, 2.9% tender
11/2/05 (AMBAC Insured) (Liquidity
Facility JPMorgan Chase Bank), CP
mode	13,800	13,800
Salt Lake City Sales Tax Rev. 2.82%
(Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)	16,050	16,050
Weber County Hosp. Rev. (IHC Health
Services, Inc. Proj.) Series C, 2.81%
(Liquidity Facility Landesbank
Hessen Thuringen), VRDN (b)	18,180	18,180
		53,345

Vermont – 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy.
Rev. Bonds (Middlebury College Proj.)
2.91%, tender 5/1/06 (b)	5,350	5,350
Vermont Hsg. Fin. Agcy. Student Hsg.
Fin. Agcy. (West Block Univ. of
Vermont Apts. Proj.) Series 2004 A,
2.77%, LOC Bank of Nova Scotia,
New York Agcy., VRDN (b)	12,075	12,075
		17,425

Virginia – 1.1%
Chesterfield County Indl. Dev. Auth. Rev.
Participating VRDN Series PT 886,
2.84% (Liquidity Facility Lloyds TSB
Bank PLC) (b)(e)	4,300	4,300
Loudoun County Gen. Oblig.
Participating VRDN Series Putters 451,
2.79% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	3,910	3,910
Univ. of Virginia Univ. Revs. Participating
VRDN Series MS 856, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	3,000	3,000

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Upper Occoquan Swr. Auth. Reg’l. Swr.
Rev. Participating VRDN Series MSTC
01 159, 2.85% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(e)	$11,495	$11,495
Virginia College Bldg. Auth. Edl.
Facilities Rev. Participating VRDN:
Series MS 01 721, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	4,875	4,875
Series Putters 134, 2.79% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	14,335	14,335
Virginia Commonwealth Trans. Board
Trans. Rev. Participating VRDN Series
MS 01 727, 2.78% (Liquidity Facility
Morgan Stanley) (b)(e)	3,750	3,750
Virginia Pub. School Auth. Participating
VRDN Series Putters 139, 2.79%
(Liquidity Facility JPMorgan Chase &
Co.) (b)(e)	16,910	16,910
		62,575

Washington 6.3%
Clark County Gen. Oblig. Participating
VRDN Series Putters 541, 2.79%
(Liquidity Facility JPMorgan Chase
Bank) (b)(e)	3,980	3,980
Clark County School District #114,
Evergreen Participating VRDN Series
PT 1575, 2.79% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	5,135	5,135
Energy Northwest Elec. Rev. Participating
VRDN:
Series PA 825, 2.8% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	6,245	6,245
Series PT 1978, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	6,560	6,560
Series PT 2165, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,390	5,390
Series PT 2236, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	10,630	10,630
Series Putters 256, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	4,545	4,545
Series ROC II R4524, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	5,050	5,050
Everett Gen. Oblig. 2.8%, LOC Bank of
America NA, VRDN (b)	2,600	2,600
Grant County Pub. Util. District #2 Elec.
Rev. Participating VRDN Series PA
952, 2.8% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)	10,495	10,495
King & Snohomish Counties School
District #417 Northshore Participating
VRDN Series PT 1789, 2.79%
(Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,445	5,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 62

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Washington – continued
King County Gen. Oblig. Participating
VRDN:
Series PT 2170, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	$8,035	$8,035
Series Putters 848, 2.79% (Liquidity
Facility Dresdner Bank AG) (b)(e)	6,845	6,845
Series ROC II R5036, 2.79% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	1,820	1,820
King County Pub. Hosp. District #2
Participating VRDN Series PT 2469,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	7,930	7,930
King County Swr. Rev. Participating
VRDN Series Merlots 00 E, 2.77%
(Liquidity Facility Wachovia Bank
NA) (b)(e)	1,800	1,800
Port of Seattle Rev. Participating VRDN:
Series DB 168, 2.79% (Liquidity
Facility Deutsche Bank AG) (b)(e)	10,390	10,390
Series PT 3043, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	8,405	8,405
Port of Tacoma Rev. Participating VRDN
Series PT 2164, 2.79% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(e)	7,940	7,940
Seattle Drain & Wastewtr. Util. Rev.
Participating VRDN Series SG 00 135,
2.79% (Liquidity Facility Societe
Generale) (b)(e)	19,885	19,885
Seattle Drainage & Wastewtr. Rev.
Participating VRDN Series PT 1604,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	8,770	8,770
Seattle Muni. Lt. & Pwr. Rev. Participating
VRDN Series SGA 85, 2.85%
(Liquidity Facility Societe
Generale) (b)(e)	16,600	16,600
Snohomish County Hsg. Auth. Hsg. Rev.
(Ebey Arms Centerhouse Proj.) 2.8%,
LOC Bank of America NA, VRDN (b) .	3,100	3,100
Spokane County School District #81
Participating VRDN Series ROC II
R4000, 2.79% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(e)	3,570	3,570
Tulalip Tribes of The Tulalip Reservation
Spl. Rev. 2.77%, LOC Bank of America
NA, VRDN (b)	10,430	10,430
Washington Gen. Oblig. Participating
VRDN:
Series EGL 00 4703, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	14,140	14,140
Series EGL 00 4704, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	3,065	3,065

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Series EGL 00 4705, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	$8,235	$8,235
Series EGL 96 4701, 2.79% (Liquidity
Facility Citibank NA, New
York) (b)(e)	14,015	14,015
Series MS 00 388, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	12,145	12,145
Series MS 1161, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	10,000	10,000
Series PT 2559, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	6,740	6,740
Series PT 2563, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	9,455	9,455
Series PT 2733, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,000	7,000
Series PT 2734, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,790	5,790
Series PT 2735, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	10,000	10,000
Series Putters 1000, 2.79% (Liquidity
Facility Dresdner Bank AG) (b)(e)	7,000	7,000
Series Putters 1109, 2.79% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(e)	4,890	4,890
Series Putters 744, 2.79% (Liquidity
Facility Dresdner Bank AG) (b)(e)	9,130	9,130
Series Putters 749, 2.79% (Liquidity
Facility JPMorgan Chase Bank) (b)(e)	4,395	4,395
Series RobIns 6, 2.84% (Liquidity
Facility Bank of New York, New
York) (b)(e)	13,095	13,095
Washington Health Care Facilities Auth.
Rev. Participating VRDN Series FRRI 02
L45J, 2.82% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)	25,000	25,000
		345,690

West Virginia – 0.1%
West Virginia Gen. Oblig. Participating
VRDN Series AAB 00 12, 2.77%
(Liquidity Facility ABN AMRO Bank
NV) (b)(e)	6,000	6,000
Wisconsin – 1.2%
Green Bay Wtr. Sys. Rev. Participating
VRDN Series PT 2396, 2.79%
(Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	5,765	5,765
Manitowoc Elec. Rev. Participating VRDN
Series DB 110, 2.79% (Liquidity
Facility Deutsche Bank AG) (b)(e)	14,390	14,390
Wilmot Union High School District
Participating VRDN Series PT 2275,
2.79% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	5,185	5,185

See accompanying notes which are an integral part of the financial statements.

63 Semiannual Report

Tax-Exempt Portfolio Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)

Wisconsin – continued
Wisconsin Gen. Oblig. Participating
VRDN:
Series MS 1166, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	$14,870	$14,870
Series PT 2076, 2.79% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(e)	3,440	3,440
Wisconsin Health & Edl. Facilities Auth.
Rev.:
Participating VRDN Series RobIns 03
A, 2.81% (Liquidity Facility Bank of
New York, New York) (b)(e)	7,466	7,466
(Riverview Hosp. Assoc. Proj.) Series
2001, 2.85%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	7,700	7,700
Wisconsin Trans. Rev. Series 1997 A,
2.85% 3/1/06, CP	5,775	5,775
		64,591

Wyoming – 0.4%
Platte County Poll. Cont. Rev. (Tri State
Generation & Transmission Assoc.
Proj.) Series 1984 A, 2.95%, LOC
Nat’l. Rural Utils. Coop. Fin. Corp.,
VRDN (b)	20,000	20,000

Other – 1.0%	Shares
Fidelity Tax Free Cash Central Fund,
2.68% (c)(d)	57,156,000	57,156

TOTAL INVESTMENT PORTFOLIO - 95.2%
(Cost $5,217,546)		5,217,546

NET OTHER ASSETS 4.8%		261,616

NET ASSETS 100%		$5,479,162

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$30,135,000 or 0.5% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev.
Bonds Series PT 762, 2.85%, tender
6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen)	6/17/05	$ 11,300
Houston Gen. Oblig. Bonds
Series PT 969, 2.95%, tender 7/20/06
(Liquidity Facility DEPFA BANK PLC)	5/27/04	$ 18,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 64

Tax-Exempt Portfolio Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)			September 30, 2005
			(Unaudited)
Assets
Investment in securities, at value
(cost $5,217,546) — See
accompanying schedule			$5,217,546
Cash			5,492
Receivable for investments sold			249,091
Receivable for fund shares sold			7,685
Interest receivable			27,624
Prepaid expenses			2
Receivable from investment adviser
for expense reductions			156
Other receivables			128
Total assets			5,507,724

Liabilities
Payable for investments purchased
on a delayed delivery basis	$	23,381
Distributions payable		4,014
Accrued management fee		931
Distribution fees payable		81
Other affiliated payables		122
Other payables and accrued
expenses		33
Total liabilities			28,562

Net Assets			$5,479,162
Net Assets consist of:
Paid in capital			$5,479,013
Undistributed net investment income			5
Accumulated undistributed net real-
ized gain (loss) on investments			144
Net Assets			$5,479,162
Calculation of Maximum Offering
Price
Class I:
Net Asset Value, offering price
and redemption price
per share ($4,980,278 ÷
4,979,056 shares)			$1.00
Class II:
Net Asset Value, offering price
and redemption price per share
($155,002 ÷ 154,982 shares)	.		$1.00
Class III:
Net Asset Value, offering price
and redemption price per share
($287,341 ÷ 287,290 shares)	.		$1.00
Select Class:
Net Asset Value, offering price
and redemption price per share
($56,541 ÷ 56,527 shares)			$1.00

Statement of Operations
Amounts in thousands	Six months ended September 30, 2005
		(Unaudited)
Investment Income
Interest		$66,603

Expenses
Management fee	$5,314
Transfer agent fees	388
Distribution fees	484
Accounting fees and expenses	240
Independent trustees’ compensation	12
Custodian fees and expenses	47
Registration fees	140
Audit	31
Legal	6
Miscellaneous	18
Total expenses before reductions	6,680
Expense reductions	(1,492)	5,188

Net investment income		61,415

Net realized gain (loss) on invest-
ment securities		75
Net increase in net assets resulting
from operations		$61,490

See accompanying notes which are an integral part of the financial statements.

65 Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
				Six months ended			Year ended
				September 30, 2005			March 31,
Amounts in thousands				(Unaudited)			2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$	61,415	$	59,744
Net realized gain (loss)					75		56
Net increase in net assets resulting from operations					61,490		59,800
Distributions to shareholders from net investment income					(61,394)		(59,770)
Distributions to shareholders from net realized gain					—		(689)
Total distributions					(61,394)		(60,459)
Share transactions - net increase (decrease)					1,059,770		(67,722)
Total increase (decrease) in net assets					1,059,866		(68,381)

Net Assets
Beginning of period					4,419,296		4,487,677
End of period (including undistributed net investment income of $5 and distributions in excess of net investment
income of $16, respectively)					$5,479,162		$4,419,296

Financial Highlights Class I
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002		2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Income from Investment Operations
Net investment income	012	.013	.009	.013	.022		.039
Net realized and unrealized gain (loss)E	—	—	—	—	—		—
Total from investment operations	012	.013	.009	.013	.022		.039
Distributions from net investment income	(.012)	(.013)	(.009)	(.013)	(.022)		(.039)
Distributions from net realized gain	—	—E	—E	—	—		—
Total distributions	(.012)	(.013)	(.009)	(.013)	(.022)		(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Total ReturnB,C	1.18%	1.30%	.89%	1.30%	2.22%		4.02%
Ratios to Average Net AssetsD
Expenses before expense reductions	23%A	.23%	.23%	.24%	.23%		.25%
Expenses net of voluntary waivers, if any	20%A	.20%	.20%	.20%	.20%		.20%
Expenses net of all reductions	18%A	.18%	.19%	.19%	.18%		.19%
Net investment income	2.33%A	1.28%	.88%	1.28%	2.10%		3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 4,980	$ 4,041	$ 4,044	$ 3,337	$ 2,753		$ 1,852

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	66

Financial Highlights Class II
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	011	.011	.007	.011	.020	.038
Net realized and unrealized gain (loss)E	—	—	—	—	—	—
Total from investment operations	011	.011	.007	.011	.020	.038
Distributions from net investment income	(.011)	(.011)	(.007)	(.011)	(.020)	(.038)
Distributions from net realized gain	—	—E	—E	—	—	—
Total distributions	(.011)	(.011)	(.007)	(.011)	(.020)	(.038)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.10%	1.15%	.74%	1.15%	2.07%	3.86%
Ratios to Average Net AssetsD
Expenses before expense reductions	38%A	.38%	.38%	.39%	.38%	.40%
Expenses net of voluntary waivers, if any	35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	33%A	.33%	.34%	.34%	.33%	.34%
Net investment income	2.18%A	1.13%	.73%	1.13%	2.00%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 133	$ 220	$ 55	$ 44	$ 16

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.001 per share.

Financial Highlights Class III
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	010	.010	.006	.010	.019	.037
Net realized and unrealized gain (loss)E	—	—	—	—	—	—
Total from investment operations	010	.010	.006	.010	.019	.037
Distributions from net investment income	(.010)	(.010)	(.006)	(.010)	(.019)	(.037)
Distributions from net realized gain	—	—E	—E	—	—	—
Total distributions	(.010)	(.010)	(.006)	(.010)	(.019)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.05%	1.05%	.64%	1.05%	1.96%	3.76%
Ratios to Average Net AssetsD
Expenses before expense reductions	48%A	.48%	.48%	.49%	.48%	.50%
Expenses net of voluntary waivers, if any	45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	43%A	.43%	.44%	.44%	.43%	.44%
Net investment income	2.08%A	1.03%	.63%	1.02%	1.87%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 287	$ 174	$ 162	$ 123	$ 113	$ 84

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

67 Semiannual Report

Financial Highlights Select Class
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002D
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	011.012		.008	.012	.003
Net realized and unrealized gain (loss)F	—	—	—	—	—
Total from investment operations	011.012		.008	.012	.003
Distributions from net investment income	(.011)	(.012)	(.008)	(.012)	(.003)
Distributions from net realized gain	—	—F	—F	—	—
Total distributions	(.011)	(.012)	(.008)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.15%	1.25%	.84%	1.24%	.26%
Ratios to Average Net AssetsE
Expenses before expense reductions	28%A	.28%	.28%	.29%	.28%A
Expenses net of voluntary waivers, if any	25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	23%A	.23%	.24%	.24%	.23%A
Net investment income	2.28%A	1.23%	.83%	1.23%	1.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,541	$ 71,516	$ 61,925	$ 103,950	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	68

Notes to Financial Statements For the period ended September 30, 2005 (Unaudited) (Amounts in thousands except ratios) 1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust.

Each fund offers Class I, Class II, and Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a 7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, indepen dent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross section of other Fidelity money market funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Tax Exempt portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal	Unrealized	Unrealized	Net Unrealized Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
Treasury Only Portfolio	$ 1,033,769	$—	$—	$—
Treasury Portfolio	8,593,714	—	—	—
Government Portfolio	7,582,896	—	—	—
Prime Money Market Portfolio	11,633,179	—	—	—
Money Market Portfolio	15,094,708	—	—	—
Tax Exempt Portfolio	5,217,546	—	—	—

69 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstand ing, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Note Purchase Agreements. Tax Exempt Portfolio together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund is committed to purchase up to $12,028 of notes with a floating rate coupon based on an Index Rate as defined in the agreement and maturing on August 31, 2006.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contin gent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee that is based on an annual rate of .20% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	15%
Class III	25%
Select Class	05%

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70

3. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued

The following amounts were paid to and retained by FDC:
	Paid to		Retained
	FDC		by FDC
Treasury Only Portfolio:
Class II	$100	$		—
Class III	192			—
Select Class	4			—
	$296	$		—
Treasury Portfolio:
Class II	$124	$		1
Class III	4,005			—
Select Class	24			—
	$4,153	$		1
Government Portfolio:
Class II	$370	$		2
Class III	844			1
Select Class	10			—
	$1,224	$		3
Prime Money Market Portfolio:
Class II	$634	$		6
Class III	1,672			—
Select Class	29			—
	$2,335	$		6
Money Market Portfolio:
Class II	$139	$		2
Class III	1,192			—
Select Class	9			1
	$1,340	$		3
Tax Exempt Portfolio:
Class II	$133	$		—
Class III	324			—
Select Class	27			—
	$484	$		—

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax Exempt Portfolio. Citibank has entered into a sub arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax Exempt Portfolio. FIIOC receives asset based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .015% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Only Portfolio	Class I	$75
Treasury Only Portfolio	Class II	10
Treasury Only Portfolio	Class III	14
Treasury Only Portfolio	Select Class	1
		$100
Treasury Portfolio	Class I	$387
Treasury Portfolio	Class II	12
Treasury Portfolio	Class III	252
Treasury Portfolio	Select Class	7
		$658
Government Portfolio	Class I	$442
Government Portfolio	Class II	70
Government Portfolio	Class III	58
Government Portfolio	Select Class	3
		$573

71 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees - continued

Prime Money Market Portfolio	Class I	$574
Prime Money Market Portfolio	Class II	102
Prime Money Market Portfolio	Class III	108
Prime Money Market Portfolio	Select Class	9
		$793
Money Market Portfolio	Class I	$987
Money Market Portfolio	Class II	15
Money Market Portfolio	Class III	76
Money Market Portfolio	Select Class	3
		$1,081
Tax Exempt Portfolio	Class I	$346
Tax Exempt Portfolio	Class II	14
Tax Exempt Portfolio	Class III	20
Tax Exempt Portfolio	Select Class	8
		$388

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax Exempt Portfolio. Citibank has entered into a sub arrangement with FSC to maintain Tax Exempt Portfolio’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income Distributions
Tax Exempt Portfolio	$ 320

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund’s activity in this program during the period for which loans were outstanding was as follows:

	Borrower	Average Daily	Weighted Average	Interest Earned	Interest
	or Lender	Loan Balance	Interest Rate	(included in interest income)	Expense
Prime Money Market Portfolio	Lender	18,173	3.25%	$30	—
Money Market Portfolio	Lender	12,126	3.28%	$20	—

Semiannual Report 72

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser

Treasury Only Portfolio
Class I	20%	$174
Class II	35%	27
Class III	45%	31
Select Class	25%	3
Treasury Portfolio
Class I	20%	$676
Class II	35%	23
Class III	45%	446
Select Class	25%	13
Government Portfolio
Class I	20%	$820
Class II	35%	106
Class III	45%	104
Select Class	25%	5
Prime Money Market Portfolio
Class I	20%	$1,121
Class II	35%	172
Class III	45%	210
Select Class	25%	17
Money Market Portfolio
Class I	18%	$3,097
Class II	33%	48
Class III	43%	225
Select Class	23%	9
Tax Exempt Portfolio
Class I	20%	$815
Class II	35%	31
Class III	45%	44
Select Class	25%	18

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Treasury Only Portfolio	$ 2	$—	$—
Government Portfolio	2	—	—
Prime Money Market Portfolio	5	—	—
Money Market Portfolio	7	—	—
Tax Exempt Portfolio	47	—	240
Class I		267
Class II		10
Class III		14
Select Class		6

73 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 5. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	September 30, 2005	March 31, 2005
From net investment income
Treasury Only Portfolio - Class I	$11,537	$12,300
Treasury Only Portfolio - Class II	1,756	2,015
Treasury Only Portfolio - Class III	1,966	1,488
Treasury Only Portfolio - Select Class	234	197
Total	$15,493	$16,000
Treasury Portfolio - Class I	$70,736	$68,752
Treasury Portfolio - Class II	2,330	2,873
Treasury Portfolio - Class III	43,906	43,620
Treasury Portfolio - Select Class	1,446	1,207
Total	$118,418	$116,452
Government Portfolio - Class I	$84,974	$87,026
Government Portfolio - Class II	7,087	9,036
Government Portfolio - Class III	9,630	9,532
Government Portfolio - Select Class	591	605
Total	$102,282	$106,199
Prime Money Market Portfolio - Class I	$113,134	$118,085
Prime Money Market Portfolio - Class II	12,460	7,809
Prime Money Market Portfolio - Class III	19,177	14,479
Prime Money Market Portfolio - Select Class	1,750	1,568
Total	$146,521	$141,941
Money Market Portfolio - Class I	$199,123	$243,040
Money Market Portfolio - Class II	2,729	3,050
Money Market Portfolio - Class III	13,559	20,187
Money Market Portfolio - Select Class	556	986
Total	$215,967	$267,263
Tax Exempt Portfolio - Class I	$55,443	$55,857
Tax Exempt Portfolio - Class II	1,950	1,649
Tax Exempt Portfolio - Class III	2,727	1,534
Tax Exempt Portfolio - Select Class	1,274	730
Total	$61,394	$59,770
From net realized gain
Treasury Only Portfolio - Class I	$—	$81
Treasury Only Portfolio - Class II	—	17
Treasury Only Portfolio - Class III	—	11
Treasury Only Portfolio - Select Class	—	1
Total	$—	$110
Tax Exempt Portfolio - Class I	$—	$632
Tax Exempt Portfolio - Class II	—	30
Tax Exempt Portfolio - Class III	—	21
Tax Exempt Portfolio - Select Class	—	6
Total	$—	$689

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74

7. Share Transactions.

Transactions for each class of shares were as follows:
	Six months ended	Year ended
	September 30, 2005	March 31, 2005
Treasury Only Portfolio Class I
Shares sold	1,124,689	2,485,684
Reinvestment of distributions	5,956	6,060
Shares redeemed	(1,208,548)	(2,637,820)
Net increase (decrease)	(77,903)	(146,076)
Treasury Only Portfolio Class II
Shares sold	421,401	1,040,533
Reinvestment of distributions	1,158	1,433
Shares redeemed	(431,566)	(1,039,710)
Net increase (decrease)	(9,007)	2,256
Treasury Only Portfolio Class III
Shares sold	467,386	852,925
Reinvestment of distributions	1,034	901
Shares redeemed	(458,320)	(844,270)
Net increase (decrease)	10,100	9,556
Treasury Only Portfolio Select Class
Shares sold	64,086	76,340
Reinvestment of distributions	226	161
Shares redeemed	(56,106)	(70,927)
Net increase (decrease)	8,206	5,574
Treasury Portfolio - Class I
Shares sold	28,829,876	51,904,178
Reinvestment of distributions	28,797	30,037
Shares redeemed	(29,565,319)	(51,152,946)
Net increase (decrease)	(706,646)	781,269
Treasury Portfolio Class II
Shares sold	919,231	2,039,525
Reinvestment of distributions	882	814
Shares redeemed	(946,911)	(2,091,843)
Net increase (decrease)	(26,798)	(51,504)
Treasury Portfolio Class III
Shares sold	6,772,832	13,933,326
Reinvestment of distributions	8,588	10,308
Shares redeemed	(6,693,777)	(14,635,473)
Net increase (decrease)	87,643	(691,839)
Treasury Portfolio Select Class
Shares sold	366,719	1,097,946
Reinvestment of distributions	39	87
Shares redeemed	(193,784)	(1,117,315)
Net increase (decrease)	172,974	(19,282)
Government Portfolio - Class I
Shares sold	20,511,947	43,403,247
Reinvestment of distributions	45,943	52,121
Shares redeemed	(20,106,791)	(43,889,206)
Net increase (decrease)	451,099	(433,838)
Government Portfolio Class II
Shares sold	3,721,596	4,616,517
Reinvestment of distributions	4,490	5,622
Shares redeemed	(3,798,768)	(4,981,800)
Net increase (decrease)	(72,682)	(359,661)

75 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Share Transactions - continued

		Six months ended	Year ended
		September 30, 2005	March 31, 2005
Government Portfolio Class III
Shares sold		2,299,175	4,264,565
Reinvestment of distributions		4,502	4,835
Shares redeemed		(1,798,463)	(4,805,917)
Net increase (decrease)		505,214	(536,517)
Government Portfolio - Select Class
Shares sold		24,103	112,420
Reinvestment of distributions		188	167
Shares redeemed		(36,359)	(102,342)
Net increase (decrease)		(12,068)	10,245
Prime Money Market Portfolio	Class I
Shares sold		39,648,419	73,120,217
Reinvestment of distributions		68,676	67,152
Shares redeemed		(39,787,246)	(71,181,838)
Net increase (decrease)		(70,151)	2,005,531
Prime Money Market Portfolio	Class II
Shares sold		5,593,187	5,186,383
Reinvestment of distributions		11,447	7,187
Shares redeemed		(5,294,377)	(4,708,454)
Net increase (decrease)		310,257	485,116
Prime Money Market Portfolio	Class III
Shares sold		8,246,373	10,832,357
Reinvestment of distributions		12,249	12,177
Shares redeemed		(7,019,895)	(10,618,552)
Net increase (decrease)		1,238,727	225,982
Prime Money Market Portfolio	Select Class
Shares sold		121,076	437,478
Reinvestment of distributions		937	828
Shares redeemed		(111,633)	(446,148)
Net increase (decrease)		10,380	(7,842)
Money Market Portfolio Class I
Shares sold		45,956,621	83,014,930
Reinvestment of distributions		145,253	162,686
Shares redeemed		(44,103,280)	(90,627,460)
Net increase (decrease)		1,998,594	(7,449,844)
Money Market Portfolio Class II
Shares sold		1,220,176	2,724,611
Reinvestment of distributions		2,661	2,901
Shares redeemed		(1,166,911)	(2,819,596)
Net increase (decrease)		55,926	(92,084)
Money Market Portfolio Class III
Shares sold		6,730,609	9,798,088
Reinvestment of distributions		5,905	4,956
Shares redeemed		(6,799,421)	(9,333,022)
Net increase (decrease)		(62,907)	470,022
Money Market Portfolio Select Class
Shares sold		1,825,672	2,376,845
Reinvestment of distributions		232	648
Shares redeemed		(1,324,765)	(2,522,702)
Net increase (decrease)		501,139	(145,209)

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7. Share Transactions - continued

	Six months ended	Year ended
	September 30, 2005	March 31, 2005
Tax Exempt Portfolio - Class I
Shares sold	13,544,857	20,028,084
Reinvestment of distributions	32,681	33,465
Shares redeemed	(12,638,139)	(20,063,770)
Net increase (decrease)	939,399	(2,221)
Tax Exempt Portfolio Class II
Shares sold	541,177	800,247
Reinvestment of distributions	1,390	1,065
Shares redeemed	(520,865)	(887,794)
Net increase (decrease)	21,702	(86,482)
Tax Exempt Portfolio Class III
Shares sold	924,887	704,243
Reinvestment of distributions	1,708	1,123
Shares redeemed	(812,963)	(693,982)
Net increase (decrease)	113,632	11,384
Tax Exempt Portfolio Select Class
Shares sold	721,374	916,879
Reinvestment of distributions	830	490
Shares redeemed	(737,167)	(907,772)
Net increase (decrease)	(14,963)	9,597

77 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Prime Money Market Portfolio / Tax-Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of com pliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market

Semiannual Report

78

data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limita tions on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Class III and Class I of the fund, and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class III and Class I represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

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The Board noted that the relative investment performance of Class I of each fund has compared favorably to its Lipper peer group over time. The Board considered that the variations in performance among each fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 14% would mean that 86% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class I, Class II, and Select Class of each fund ranked below its competitive median for 2004, and the total expenses of Class III of each fund ranked above its competitive median for 2004, except Class III of Money Market, which ranked equal to its competi tive median for 2004. The Board noted that each fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

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85 Semiannual Report

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87 Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-SANN-1105 416210.1.0 1.537280.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005